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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street, NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Cantor FBP Equity & Dividend Plus Fund
Cantor FBP Appreciation & Income Opportunities Fund

Semi-Annual Report
September 30, 2021
(Unaudited)

No-Load Funds

Letter to Shareholders	October 21, 2021

We are pleased to report on your Funds and their investments for the six-month period ended September 30, 2021, and to provide some additional information since we last communicated with you. We would like to thank the Funds’ shareholders, as they approved at a Special Shareholders’ Meeting in mid-July the new investment advisory agreements required as a result of the acquisition of Flippin, Bruce & Porter, Inc. by Cantor Fitzgerald Investment Advisors, LP., so the Funds are now The Cantor FBP Funds. We are excited about this new chapter in the Fund’s future.

Economic and Market Update

As discussed in each Funds’ Review below, equity returns over the last six- and twelve-months ended September 30, 2021 have been quite impressive, however the period ended in a turbulent manner with broad market indexes retreating from all-time highs reached just a month earlier. With a -4.65% return for the month of September, the S&P 500® Index notched its worst monthly number since the onset of the pandemic in March 2020. The Russell 1000® Value Index also declined during the month; in fact, the value benchmark generated its first negative quarter since the first quarter of calendar 2020.

Occasionally there is an obvious single reason for market weakness, but more often several factors work together to move the market. The most recent selloff tends to fall into the second category. First, rising interest rates and persistent inflationary pressures certainly contributed. With the Federal Open Market Committee signaling that one of its accommodative policies, the outright purchasing of bonds, is likely to be curtailed in the coming months, the yield on the 10-year US Treasury bond moved from below 1.2% to above 1.5%. Rising rates tend to have an especially negative impact on the segment of the market where valuations are the highest. That is why the technology-heavy Nasdaq Composite lagged other stock market benchmarks recently. Also contributing to market weakness was the rise of the Delta variant of Covid-19. As case levels rose over the summer, there were signs that the reopening of the economy stalled. This is evident in mobility data that showed hotel occupancy rates declining and TSA checkpoint numbers dropping to 25% below 2019 baseline levels in September after reaching 11% below at the end of July. Supply chain disruptions also threatened to derail economic growth, which likely added to the selling pressure on the stock market. Market sectors impacted the most by these factors tended to be more economically sensitive groups like Consumer Discretionary and Industrials. The factors listed above created an environment where market leadership rotated back and forth between growth and value with no clear style bias evident.

While the challenges facing the economy listed above are very real, we believe that above-average economic growth is likely to persist for some time. The Fed has said it is not likely to increase the fed funds rate until 2023, meaning monetary stimulus should remain accomodative. Corporate earnings continue to surprise to the upside with estimates for S&P 500® earnings in 2021 near $200 per share, 22% above 2019 levels. 2022 is also shaping up as another year of record profits with estimates topping $220 per share. The unemployment rate has dropped to near 5%, still above pre-pandemic levels, but down sharply from 2020. There appears to be strong pent-up demand by consumers despite the temporary impact to spending related to the Delta variant. Government assistance, including PPP loans, stimulus checks, and enhanced unemployment benefits provided a backstop for the economy. Financially, many Americans find themselves in better shape post-pandemic than had been feared, which is good news for the economy. We expect to see a boost from inventory rebuilding as supply chain bottlenecks clear going forward. And finally, with continuing vaccine uptake and news of more post-infection treatments on the horizon, we are optimistic that the worst of Covid-19 may be behind us.

Our equity market outlook is positive given our views on the economy. Valuation levels for the market, specifically the S&P 500® at around 20 times forward earnings, appear to be somewhat elevated. However, these valuations can be justified given the very low level of interest rates and the very high earnings growth evident today. Therefore we believe the markets will be very sensitive to significant changes in either. We also believe that corporations will move to return more cash to shareholders (via dividends and share buybacks) as we move into 2022. Corporate earnings growth has significantly outpaced cash returned, which is understandable given the uncertainty created by the coronavirus. Dividend increases did accelerate in 2021, but the gap in corporate income earned and payouts to shareholders creates the potential for additional boosts in future cash returns.

Cantor FBP Equity & Dividend Plus Fund Review

The Cantor FBP Equity & Dividend Plus Fund and the S&P 500® Index returned 5.29% and 9.18% for the semi-annual period ended September 30, 2021. Annual returns were more impressive. The Cantor FBP Equity & Dividend Plus Fund returned 41.74% and the S&P 500® Index returned 30.00% for the twelve months ended September 30, 2021. The Fund was invested 97.7% equity and 2.3% cash as of September 30, 2021.

The Fund’s results were helped this period by holdings in the Financials, Industrials, and Health Care sectors, and results were held back by lower returns in the Communications and Consumer Discretionary sectors. Individual outperformers were Nucor, ConocoPhillips, Pfizer and UPS. ViacomCBS, HP, Tapestry and Kohl’s negatively affected returns. The Fund’s positive return relative to the Index over the past year was reflective of its preference towards value names. During the period, the Fund purchased new positions in Kimberly-Clark, Organon & Co. and Atmos Energy. The Fund sold UPS, Public Storage and reduced Kohl’s, Dow and Nucor.

The Fund does utilize as part of its investment discipline the use of covered call options as individual securities approach the top of the Adviser’s growth and price expectations. The Fund’s purpose in selling the call options is to generate additional cash flow to the Fund and to hedge the possibility the security may not achieve its price objective. In very strong stock markets, this discipline may limit the upside of the securities where options have been written, but in flat to negative markets, it may provide additional return. During the six-months ended September 30, 2021, the amount of premiums generated from selling covered call options was $171,362.

Cantor FBP Appreciation & Income Opportunities Fund Review

The Cantor FBP Appreciation & Income Opportunities Fund returned 5.13% for the semi-annual and 37.53% for the annual period ended September 30, 2021. The S&P 500 Index returned 9.18% and 30.00%, and the Bloomberg Intermediate U.S. Government/Credit Index returned 1.00% and -0.40% respectively over the same time periods. The Fund was 76.8% equity, 10.1% fixed income and 13.1% cash as of September 30, 2021.

Financials, Energy and Technology helped the Fund’s results this period. Communications, Consumer Discretionary and Industrials were the weaker sectors. Leading individual performers were Devon Energy, Capital One Financial, Nucor and Microsoft. Federal Express, HP and Kohl’s most negatively affected returns. During the period, we added Organon & Co., Tyson Foods, Dollar Tree and Atmos Energy to the Fund. The Fund reduced positions in Kohl’s and Nucor, and sold its holdings in General Electric.

The Fund does utilize as part of its investment discipline the use of covered call options as individual securities approach the top of the Adviser’s growth and price expectations. The Fund’s purpose in selling the call options is to generate additional income to the Fund and to hedge the possibility the security may

2

not achieve its price objective. In very strong stock markets, this discipline may limit the upside of the securities where options have been written, but in modest to negative markets, it may provide additional return. During the six months ended September 30, 2021, the amount of premiums generated from selling covered call options was $7,155.

We want to thank you for your continued support and investment in The Cantor FBP Funds. Please visit our website at www.fbpfunds.com for information on your Funds and the investment philosophy and process we utilize to achieve their investment objectives.

John T. Bruce, CFA

President - Portfolio Manager

October 21, 2021

Data presented reflects past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Updated performance information, current through the most recent month-end, is available by contacting the Funds at 1-866-738-1127.

This report is submitted for the general information of the shareholders of the Funds. It reflects our views, opinions and portfolio holdings as of the date of this letter. These views are subject to change at any time based upon market or other conditions. For more current information throughout the year please visit www.fbpfunds.com or call the Funds at 1-866-738-1127. This report is not authorized for distribution to prospective investors in the Funds unless accompanied by a current prospectus.

3

THE CANTOR FBP MUTUAL FUNDS
COMPARATIVE PERFORMANCE CHARTS
(Unaudited)

Performance for each Fund is compared to the most appropriate broad-based index, the S&P 500® Index, an unmanaged index of 500 large common stocks. Each Fund’s performance results are also compared to the Consumer Price Index, a measure of inflation; the Bloomberg Barclays Intermediate U.S. Government/ Credit Index is also compared for the Cantor FBP Appreciation & Income Opportunities Fund.

Cantor FBP Equity & Dividend Plus Fund

Comparison of the Change in Value of a $10,000 Investment in

Cantor FBP Equity & Dividend Plus Fund, the S&P 500® Index and the Consumer Price Index

4

THE CANTOR FBP MUTUAL FUNDS
COMPARATIVE PERFORMANCE CHARTS
(Unaudited) (Continued)

Cantor FBP Appreciation & Income Opportunities Fund

Comparison of the Change in Value of a $10,000 Investment in
Cantor FBP Appreciation & Income Opportunities Fund, the S&P 500® Index,
the Consumer Price Index and the Bloomberg Intermediate U.S. Government/Credit Index

Average Annual Total Returns (for periods ended September 30, 2021)

	1 Year	5 Years	10 Years
Cantor FBP Equity & Dividend Plus Fund (a)	41.74%	10.19%	11.31%
Cantor FBP Appreciation & Income Opportunities Fund (a)	37.53%	9.76%	9.88%
S&P 500® Index	30.00%	16.90%	16.63%
Consumer Price Index	5.24%	2.57%	1.90%
Bloomberg Intermediate U.S. Government/Credit Index	(0.40%)	2.60%	2.52%

(a)	Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on the Fund’s distributions or the redemption of Fund shares.

5

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

General Information
Net Asset Value Per Share		$28.76
Total Net Assets (Millions)		$29.6
Current Expense Ratio		1.12%
Portfolio Turnover		6%
Fund Inception Date		7/30/1993

		S&P 500®
Stock Characteristics	Fund	Index
Number of Stocks	53	500
Weighted Avg Market Capitalization (Billions)	$116.5	$560.9
Price-to-Earnings Ratio (Bloomberg 1 Yr. Forecast EPS)	11.7	20.1
Price-to-Book Value	2.0	4.5
Asset Allocation (% of Net Assets)

Sector Diversification vs. the S&P 500® Index

Ten Largest Equity Holdings	% of Net Assets
Broadcom, Inc.	4.6%
Truist Financial Corporation	3.1%
JPMorgan Chase & Company	3.0%
U.S. Bancorp	2.9%
Cisco Systems, Inc.	2.8%
Raytheon Technologies Corporation	2.7%
ViacomCBS, Inc. - Class B	2.6%
International Business Machines Corporation	2.6%
CVS Health Corporation	2.6%
Nucor Corporation	2.5%

6

CANTOR FBP
APPRECIATION & INCOME OPPORTUNITIES FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

General Information
Net Asset Value Per Share	$22.37
Total Net Assets (Millions)	$35.9
Current Expense Ratio	1.05%
Portfolio Turnover	8%
Fund Inception Date	7/3/1989
Asset Allocation (% of Net Assets)

Common Stock Portfolio (76.8% of Net Assets )
Number of Stocks	51
Weighted Avg Market Capitalization (Billions)	$275.2
Price-to-Earnings Ratio (Bloomberg 1 Yr. Forecast EPS)	14.2
Price-to-Book Value	2.2

Five Largest Sectors	% of Net Assets
Financials	20.5%
Technology	16.4%
Health Care	8.7%
Consumer Staples	7.3%
Energy	6.2%

Ten Largest Equity Holdings	% of Net Assets
JPMorgan Chase & Company	4.6%
Bank of America Corporation	4.0%
Broadcom, Inc.	3.2%
Microsoft Corporation	2.8%
Capital One Financial Corporation	2.7%
Cisco Systems, Inc.	2.6%
Lincoln National Corporation	2.4%
Apple, Inc.	2.4%
HP, Inc.	2.1%
Eaton Corporation plc	1.9%

Fixed-Income Portfolio (10.1% of Net Assets)
Number of Fixed-Income Securities	7
Average Quality	BBB+
Average Weighted Maturity	1.2 yrs.
Average Effective Duration	1.2 yrs.

Sector Breakdown	% of Net Assets
Financials	5.8%
Industrials	1.5%
Energy	1.4%
U.S. Treasury Obligations	1.4%

7

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 97.7%	Shares	Value
Communications — 6.2%
AT&T, Inc.	24,000	$648,240
Verizon Communications, Inc.	7,500	405,075
ViacomCBS, Inc. - Class B (a)	19,500	770,445
		1,823,760
Consumer Discretionary — 4.8%
Genuine Parts Company	5,500	666,765
Kohl’s Corporation	4,500	211,905
Tapestry, Inc.	15,000	555,300
		1,433,970
Consumer Staples — 10.9%
Archer-Daniels-Midland Company	6,000	360,060
J.M. Smucker Company (The)	2,700	324,081
Kellogg Company	10,500	671,160
Kimberly-Clark Corporation	3,500	463,540
Mondel z International, Inc. - Class A	5,000	290,900
Philip Morris International, Inc.	5,300	502,387
Tyson Foods, Inc. - Class A	7,600	599,944
		3,212,072
Energy — 6.8%
Chevron Corporation	4,800	486,960
ConocoPhillips	9,000	609,930
Exxon Mobil Corporation	8,000	470,560
Royal Dutch Shell plc - Class B - ADR	10,000	442,700
		2,010,150
Financials — 23.6%
Bank of New York Mellon Corporation (The)	6,000	311,040
First Horizon Corporation	24,500	399,105
JPMorgan Chase & Company	5,500	900,295
KeyCorp	30,200	652,924
Lincoln National Corporation	9,500	653,125
MetLife, Inc.	10,200	629,646
People’s United Financial, Inc.	25,000	436,750
Prudential Financial, Inc.	6,000	631,200
Truist Financial Corporation	15,500	909,075
U.S. Bancorp (a)	14,200	844,048
Wells Fargo & Company	13,500	626,535
		6,993,743

8

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.7% (Continued)	Shares	Value
Health Care — 13.1%
Bristol-Myers Squibb Company	7,800	$461,526
CVS Health Corporation	9,000	763,740
Johnson & Johnson (a)	4,100	662,150
Medtronic plc	2,000	250,700
Merck & Company, Inc.	9,400	706,034
Organon & Company	9,500	311,505
Pfizer, Inc. (a)	17,000	731,170
		3,886,825
Industrials — 4.7%
Emerson Electric Company (a)	3,500	329,700
Lockheed Martin Corporation	800	276,080
Raytheon Technologies Corporation (a)	9,200	790,832
		1,396,612
Materials — 4.7%
Compass Minerals International, Inc.	4,000	257,600
Dow, Inc.	7,100	408,676
Nucor Corporation (a)	7,500	738,675
		1,404,951
Real Estate — 3.0%
Simon Property Group, Inc. (a)	3,800	493,886
Ventas, Inc.	6,900	380,949
		874,835
Technology — 14.5%
Amdocs Ltd.	4,000	302,840
Broadcom, Inc. (a)	2,800	1,357,804
Cisco Systems, Inc. (a)	15,000	816,450
HP, Inc.	20,500	560,880
Intel Corporation	9,000	479,520
International Business Machines Corporation	5,500	764,115
		4,281,609
Utilities — 5.4%
Atmos Energy Corporation	4,500	396,900
Duke Energy Corporation	7,000	683,130
National Fuel Gas Company	5,500	288,860
PPL Corporation	8,500	236,980
		1,605,870

Total Common Stocks (Cost $21,159,826)		$28,924,397

9

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 0.01% (b) (Cost $724,988)	724,988	$724,988

Total Investments at Value — 100.2%
(Cost $21,884,814)		$29,649,385

Liabilities in Excess of Other Assets — (0.2%)		(59,237)

Net Assets — 100.0%		$29,590,148

ADR - American Depositary Receipt.

(a)	Security covers a written call option.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

10

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
September 30, 2021 (Unaudited)

COVERED WRITTEN		Notional	Strike	Expiration	Value of
CALL OPTIONS	Contracts	Value	Price	Date	Options
Broadcom, Inc.	14	$678,902	$470.00	10/15/21	$28,980
Cisco Systems, Inc.	50	272,150	57.50	01/21/22	7,250
Emerson Electric Company	35	329,700	110.00	03/18/22	4,690
Johnson & Johnson	12	193,800	180.00	01/21/22	1,164
Nucor Corporation	40	393,960	100.00	10/15/21	12,400
Nucor Corporation	35	344,715	120.00	01/21/22	10,500
Pfizer, Inc.	80	344,080	47.00	03/18/22	10,080
Raytheon Technologies Corporation	45	386,820	95.00	02/18/22	9,090
Simon Property Group, Inc.	15	194,955	145.00	01/21/22	5,250
U.S. Bancorp	60	356,640	65.00	12/17/21	5,940
ViacomCBS, Inc. - Class B	85	335,835	55.00	01/21/22	2,550
Total Covered Written Call Options
(Premiums received $174,725)		$3,831,557			$97,894

See accompanying notes to financial statements.

11

CANTOR FBP
APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 76.8%	Shares	Value
Communications — 2.1%
Lumen Technologies, Inc.	15,000	$185,850
ViacomCBS, Inc. - Class B	14,000	553,140
		738,990
Consumer Discretionary — 4.5%
Carnival Corporation (a)	5,000	125,050
Ford Motor Company (a)	26,000	368,160
Kohl’s Corporation	5,000	235,450
Tapestry, Inc.	17,000	629,340
TJX Companies, Inc. (The)	4,000	263,920
		1,621,920
Consumer Staples — 7.3%
Archer-Daniels-Midland Company	4,500	270,045
Dollar Tree, Inc. (a)	3,000	287,160
Kellogg Company	7,600	485,792
Philip Morris International, Inc.	3,300	312,807
Target Corporation	1,500	343,155
Tyson Foods, Inc. - Class A	6,000	473,640
Walmart, Inc.	3,100	432,078
		2,604,677
Energy — 6.2%
Chevron Corporation	4,000	405,800
ConocoPhillips	9,000	609,930
Devon Energy Corporation	18,000	639,180
Royal Dutch Shell plc - Class B - ADR	13,000	575,510
		2,230,420
Financials — 20.5%
Bank of America Corporation	34,000	1,443,300
Bank of New York Mellon Corporation (The)	6,000	311,040
Capital One Financial Corporation	6,000	971,820
JPMorgan Chase & Company	10,000	1,636,900
KeyCorp	16,320	352,838
Lincoln National Corporation	12,500	859,375
MetLife, Inc.	10,000	617,300
Travelers Companies, Inc. (The)	3,600	547,236
Wells Fargo & Company	13,000	603,330
		7,343,139

12

CANTOR FBP
APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 76.8% (Continued)	Shares	Value
Health Care — 8.7%
Bristol-Myers Squibb Company	7,000	$414,190
CVS Health Corporation	6,800	577,048
Johnson & Johnson	3,600	581,400
Merck & Company, Inc.	7,100	533,281
Organon & Company	13,800	452,502
Pfizer, Inc.	13,500	580,635
		3,139,056
Industrials — 5.5%
Eaton Corporation plc	4,500	671,895
FedEx Corporation	2,500	548,225
Raytheon Technologies Corporation	4,000	343,840
Trane Technologies plc	2,400	414,360
		1,978,320
Materials — 3.9%
Compass Minerals International, Inc.	5,000	322,000
Freeport-McMoRan, Inc.	8,000	260,240
Mosaic Company (The)	11,000	392,920
Nucor Corporation	4,500	443,205
		1,418,365
Technology — 16.4%
Apple, Inc.	6,000	849,000
Broadcom, Inc. (b)	2,400	1,163,832
Cisco Systems, Inc. (b)	17,000	925,310
HP, Inc.	28,000	766,080
Intel Corporation	8,500	452,880
International Business Machines Corporation	4,200	583,506
Microsoft Corporation	3,500	986,720
Western Union Company (The)	7,000	141,540
		5,868,868
Utilities — 1.7%
Atmos Energy Corporation	4,000	352,800
PPL Corporation	9,000	250,920
		603,720

Total Common Stocks (Cost $13,646,760)		$27,547,475

13

CANTOR FBP
APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 8.7%	Par Value	Value
Energy — 1.4%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	$500,000	$508,587

Financials — 5.8%
American Express Company, 3.40%, due 02/27/2023	500,000	520,065
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	501,275
UNUM Group, 4.00%, due 03/15/2024	500,000	535,800
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	506,986
		2,064,126
Industrials — 1.5%
Norfolk Sothern Corporation, 3.85%, due 01/15/2024	500,000	531,884

Total Corporate Bonds (Cost $3,030,108)		$3,104,597

U.S. TREASURY OBLIGATIONS — 1.4%	Par Value	Value
U.S. Treasury Notes — 1.4%
2.125%, due 05/15/2022 (Cost $501,394)	$500,000	$506,406

MONEY MARKET FUNDS — 13.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	3,228,114	$3,228,114
First American Government Obligations Fund - Class Z, 0.02% (c)	1,495,101	1,495,101
Total Money Market Funds (Cost $4,723,215)		$4,723,215

Total Investments at Value — 100.1%
(Cost $21,901,477)		$35,881,693

Liabilities in Excess of Other Assets — (0.1%)		(20,459)

Net Assets — 100.0%		$35,861,234

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security covers a written call option.

(c)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

14

CANTOR FBP
APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
September 30, 2021 (Unaudited)

COVERED WRITTEN		Notional	Strike	Expiration	Value of
CALL OPTIONS	Contracts	Value	Price	Date	Options
Broadcom, Inc.	10	$484,930	$470.00	10/15/21	$20,700
Cisco Systems, Inc.	30	163,290	57.50	01/21/22	4,350
Total Covered Written Call Options
(Premiums received $35,125)		$648,220			$25,050

See accompanying notes to financial statements.

15

THE CANTOR FBP MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

		Cantor FBP
	Cantor FBP	Appreciation
	Equity &	& Income
	Dividend	Opportunities
	Plus Fund	Fund
ASSETS
Investments in securities:
At cost	$21,884,814	$21,901,477
At value (Note 2)	$29,649,385	$35,881,693
Receivable for capital shares sold	10,428	1,255
Dividends and interest receivable	60,520	49,456
Other assets	14,580	13,413
TOTAL ASSETS	29,734,913	35,945,817

LIABILITIES
Written call options, at value (Notes 2 and 5) (premiums received $174,725 and $35,125, respectively)	97,894	25,050
Distributions payable	3,463	10,324
Payable for capital shares redeemed	15,390	16,921
Accrued investment advisory fees (Note 4)	17,598	21,468
Payable to administrator (Note 4)	5,580	5,580
Other accrued expenses	4,840	5,240
TOTAL LIABILITIES	144,765	84,583

NET ASSETS	$29,590,148	$35,861,234

NET ASSETS CONSIST OF:
Paid-in capital	$20,918,804	$21,367,693
Accumulated earnings	8,671,344	14,493,541
Net assets	$29,590,148	$35,861,234

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,028,904	1,602,899

Net asset value, offering price and redemption price per share (Note 2)	$28.76	$22.37

See accompanying notes to financial statements.

16

THE CANTOR FBP MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2021 (Unaudited)

		Cantor FBP
	Cantor FBP	Appreciation
	Equity &	& Income
	Dividend	Opportunities
	Plus Fund	Fund
INVESTMENT INCOME
Dividends	$461,133	$352,501
Interest	—	53,226
TOTAL INVESTMENT INCOME	461,133	405,727

EXPENSES
Investment advisory fees (Note 4)	104,027	128,657
Administration fees (Note 4)	30,000	30,000
Audit and tax services fees	9,460	9,460
Registration and filing fees	8,805	7,847
Trustees’ fees (Note 4)	7,500	7,500
Custodian and bank service fees	3,905	3,984
Compliance service fees (Note 4)	3,503	3,503
Postage and supplies	3,932	2,689
Legal fees	2,978	2,978
Printing of shareholder reports	2,334	2,334
Account maintenance fees	976	1,851
Insurance expense	514	517
Other expenses	1,969	2,470
TOTAL EXPENSES	179,903	203,790
Fees reduced by the Adviser (Note 4)	(13,460)	(10,805)
NET EXPENSES	166,443	192,985

NET INVESTMENT INCOME	294,690	212,742

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gains (losses) from:
Investment transactions	658,114	537,744
Written option contracts (Note 5)	165,999	(11,959)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	340,655	1,036,382
Written option contracts (Note 5)	43,918	55,156
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	1,208,686	1,617,323

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,503,376	$1,830,065

See accompanying notes to financial statements.

17

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	Sept. 30, 2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$294,690	$618,034
Net realized gains (losses) from:
Investment transactions	658,114	776,235
Written option contracts (Note 5)	165,999	(64,664)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	340,655	9,959,773
Written option contracts (Note 5)	43,918	(59,315)
Net increase in net assets from operations	1,503,376	11,230,063

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(926,396)	(618,292)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	458,198	676,714
Net asset value of shares issued in reinvestment of distributions to shareholders	909,880	608,106
Payments for shares redeemed	(872,381)	(4,297,795)
Net increase (decrease) in net assets from capital share transactions	495,697	(3,012,975)

TOTAL INCREASE IN NET ASSETS	1,072,677	7,598,796

NET ASSETS
Beginning of period	28,517,471	20,918,675
End of period	$29,590,148	$28,517,471

CAPITAL SHARE ACTIVITY
Shares sold	15,479	30,088
Shares reinvested	31,591	26,398
Shares redeemed	(29,809)	(189,001)
Net increase (decrease) in shares outstanding	17,261	(132,515)
Shares outstanding, beginning of period	1,011,643	1,144,158
Shares outstanding, end of period	1,028,904	1,011,643

See accompanying notes to financial statements.

18

CANTOR FBP
APPRECIATION & INCOME OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	Sept. 30, 2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$212,742	$480,330
Net realized gains (losses) from:
Investment transactions	537,744	558,676
Written option contracts (Note 5)	(11,959)	11,357
Net change in unrealized appreciation (depreciation) on:
Investment transactions	1,036,382	11,695,503
Written option contracts (Note 5)	55,156	(87,423)
Net increase in net assets from operations	1,830,065	12,658,443

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(663,786)	(492,477)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	298,507	612,477
Net asset value of shares issued in reinvestment of distributions to shareholders	644,828	452,999
Payments for shares redeemed	(1,815,971)	(2,950,990)
Net decrease in net assets from capital share transactions	(872,636)	(1,885,514)

TOTAL INCREASE IN NET ASSETS	293,643	10,280,452

NET ASSETS
Beginning of period	35,567,591	25,287,139
End of period	$35,861,234	$35,567,591

CAPITAL SHARE ACTIVITY
Shares sold	13,333	32,756
Shares reinvested	28,847	25,131
Shares redeemed	(80,621)	(168,480)
Net decrease in shares outstanding	(38,441)	(110,593)
Shares outstanding, beginning of period	1,641,340	1,751,933
Shares outstanding, end of period	1,602,899	1,641,340

See accompanying notes to financial statements.

19

CANTOR FBP
EQUITY & DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30,		Years Ended March 31,
	2021
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$28.19		$18.28	$25.19	$25.68	$25.96	$22.65

Income (loss) from investment operations:
Net investment income	0.29		0.59	0.67	0.60	0.57	0.50
Net realized and unrealized gains (losses) on investments and written option contracts	1.20		9.90	(5.90)	0.83	1.38	3.37
Total from investment operations	1.49		10.49	(5.23)	1.43	1.95	3.87

Less distributions from:
Net investment income	(0.29)		(0.58)	(0.67)	(0.60)	(0.57)	(0.50)
Net realized gains	(0.63)		—	(1.01)	(1.32)	(1.66)	(0.06)
Total distributions	(0.92)		(0.58)	(1.68)	(1.92)	(2.23)	(0.56)

Net asset value at end of period	$28.76		$28.19	$18.28	$25.19	$25.68	$25.96

Total return (a)	5.29	% (b)	58.15%	(22.33%)	5.64%	7.91%	17.29%

Net assets at end of period (000’s)	$29,590		$28,517	$20,919	$28,615	$26,279	$27,415

Ratio of total expenses to average net assets	1.21	% (c)	1.32%	1.25%	1.23%	1.24%	1.25%

Ratio of net expenses to average net assets (d)	1.12	% (c)	1.10%	1.07%	1.07%	1.07%	1.07%

Ratio of net investment income to average net assets (d)	1.98	% (c)	2.53%	2.70%	2.35%	2.19%	2.07%

Portfolio turnover rate	6	% (b)	21%	38%	18%	18%	19%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not waived/reduced advisory fees.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined after advisory fee waivers/reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

20

CANTOR FBP
APPRECIATION & INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30,		Years Ended March 31,
	2021
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$21.67		$14.43	$18.91	$18.99	$18.81	$16.55

Income (loss) from investment operations:
Net investment income	0.13		0.29	0.38	0.37	0.41	0.28
Net realized and unrealized gains (losses) on investments and written option contracts	0.98		7.24	(3.65)	0.28	1.03	2.28
Total from investment operations	1.11		7.53	(3.27)	0.65	1.44	2.56

Less distributions from:
Net investment income	(0.14)		(0.29)	(0.38)	(0.37)	(0.41)	(0.28)
Net realized gains	(0.27)		—	(0.83)	(0.36)	(0.85)	(0.02)
Total distributions	(0.41)		(0.29)	(1.21)	(0.73)	(1.26)	(0.30)

Net asset value at end of period	$22.37		$21.67	$14.43	$18.91	$18.99	$18.81

Total return (a)	5.13	% (b)	52.63%	(18.56%)	3.44%	7.91%	15.58%

Net assets at end of period (000’s)	$35,861		$35,568	$25,287	$33,376	$34,614	$34,069

Ratio of total expenses to average net assets	1.11	% (c)	1.20%	1.16%	1.12%	1.10%	1.12%

Ratio of net expenses to average net assets (d)	1.05	% (c)	1.03%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets (d)	1.16	% (c)	1.61%	2.03%	1.89%	2.16%	1.57%

Portfolio turnover rate	8	% (b)	11%	18%	21%	10%	18%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not waived/reduced advisory fees.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined after advisory fee waivers/reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

21

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Unaudited)

1.	Organization

Cantor FBP Equity & Dividend Plus Fund (formerly FBP Equity & Dividend Plus Fund) and Cantor FBP Appreciation & Income Opportunities Fund (formerly FBP Appreciation & Income Opportunities Fund) (each a “Fund” and collectively the “Funds”) are no-load, diversified series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of Cantor FBP Equity & Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.

The investment objectives of Cantor FBP Appreciation & Income Opportunities Fund are long term capital appreciation and current income, assuming a moderate level of investment risk.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end investment companies, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including U.S. Treasury obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings,

22

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments based on the inputs used to value the investments and other financial instruments as of September 30, 2021, by security type:

Cantor FBP Equity & Dividend Plus Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$28,924,397	$—	$—	$28,924,397
Money Market Funds	724,988	—	—	724,988
Total	$29,649,385	$—	$—	$29,649,385

Other Financial Instruments:
Covered Written Call Options	$(91,954)	$(5,940)	$—	$(97,894)
Total	$(91,954)	$(5,940)	$—	$(97,894)

Cantor FBP Appreciation & Income
Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$27,547,475	$—	$—	$27,547,475
Corporate Bonds	—	3,104,597	—	3,104,597
U.S. Treasury Obligations	—	506,406	—	506,406
Money Market Funds	4,723,215	—	—	4,723,215
Total	$32,270,690	$3,611,003	$—	$35,881,693

Other Financial Instruments:
Covered Written Call Options	$(25,050)	$—	$—	$(25,050)
Total	$(25,050)	$—	$—	$(25,050)

23

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 investments held by the Funds as of or during the six months ended September 30, 2021.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Withholding taxes, if any, on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended September 30, 2021 and March 31, 2021 was as follows:

	Periods	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
Cantor FBP Equity & Dividend Plus Fund	09/30/21	$295,608	$630,788	$926,396
	03/31/21	$618,869	$—	$618,869

Cantor FBP Appreciation & Income Opportunities Fund	09/30/21	$222,411	$441,375	$663,786
	03/31/21	$495,316	$—	$495,316

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Options transactions — When the Funds’ investment adviser believes that individual portfolio investment securities held by the Funds are approaching the top of the adviser’s growth and price expectations, covered call options can be written (sold) against such securities and the Funds will receive a premium in return. The Funds write options only for income generation and hedging purposes and not for speculation. The premiums received from writing the options are recorded as a liability and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the underlying security. If a closing purchase transaction is used to

24

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

terminate a Fund’s obligation on a call option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operation during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2021:

		Cantor FBP
		Appreciation
	Cantor FBP Equity	& Income
	& Dividend	Opportunities
	Plus Fund	Fund
Tax cost of portfolio investments and written option contracts	$21,710,089	$21,887,735
Gross unrealized appreciation	$8,262,141	$14,128,891
Gross unrealized depreciation	(420,739)	(159,983)
Net unrealized appreciation	7,841,402	13,968,908
Accumulated ordinary income	9,386	12,994
Other gains	824,019	521,963
Distributions payable	(3,463)	(10,324)
Accumulated earnings	$8,671,344	$14,493,541

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for Cantor FBP Appreciation and Income Opportunities Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to differing methods in the amortization of discounts and premiums on fixed income securities.

25

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by each Fund on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2021:

		Cantor FBP
		Appreciation
	Cantor FBP Equity	& Income
	& Dividend	Opportunities
	Plus Fund	Fund

Purchases of investment securities	$1,914,668	$2,423,436
Proceeds from sales and maturities of investment securities	$2,127,879	$2,652,648

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Effective June 8, 2021, each Fund’s investments are managed by Cantor Fitzgerald Investment Advisors, L.P. (the “Adviser”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreements, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.70% of its average daily net assets up to $250 million; 0.65% of the next $250 million of such assets; and 0.50% of such assets in excess of $500 million.

Prior to June 8, 2021, each Fund’s investments were managed by Flippin, Bruce & Porter, Inc. (the “Former Adviser”) under the same terms as the current Investment Advisory Agreements.

On April 8, 2021, the Former Adviser entered into an agreement with the Adviser to have its business assets acquired by the Adviser, subject to customary closing conditions (the “Transaction”). Following the closing of the Transaction on June 8, 2021, the Former Adviser’s business became a division of the Adviser.

On May 18, 2021, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, approved interim advisory agreements between the Trust and the Adviser with respect to the Funds. The Board also approved new investments advisory agreements between the Trust and the Adviser with respect to the Funds, which were submitted to and approved by each respective Fund’s shareholders at a shareholder meeting that was held on July 16, 2021.

Pursuant to Expense Limitation Agreements (“ELAs”) between each Fund and the Adviser, the Adviser has contractually agreed, until August 1, 2023, to reduce advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, Acquired

26

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding 1.12% and 1.05% of the average daily net assets of Cantor FBP Equity & Dividend Plus Fund and Cantor FBP Appreciation & Income Opportunities Fund, respectively.

Accordingly, during the six months ended September 30, 2021, the Adviser reduced its advisory fees in the amounts of $13,460 and $10,805 for Cantor FBP Equity & Dividend Plus Fund and Cantor FBP Appreciation & Income Opportunities Fund, respectively.

Under the terms of the ELAs, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, or (ii) the expense limitation in effect at the time the expenses to be recouped were incurred. As of September 30, 2021, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

		Cantor FBP
		Appreciation
	Cantor FBP Equity	& Income
	& Dividend	Opportunities
	Plus Fund	Fund

March 31, 2023	$31,428	$33,267
March 31, 2024	52,478	49,983
September 30, 2024	13,460	10,805
Total	$97,366	$94,055

Certain officers and a Trustee of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus received from the Trust an annual retainer of $24,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of such fees along with the other series of the Trust.

27

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Derivatives Transactions

The location on the Statements of Assets and Liabilities of the Funds’ derivative positions as of September 30, 2021 is as follows:

Cantor FBP Equity & Dividend Plus Fund

				Gross Notional
				Amount
		Fair Value		Outstanding
		Asset	Liability	September 30,
Type of Derivative (Risk)	Location	Derivatives	Derivatives	2021
Call options written (Equity)	Written call options, at value	$—	$(97,894)	$(3,831,557)

Cantor FBP Appreciation & Income Opportunities Fund

				Gross Notional
				Amount
		Fair Value		Outstanding
		Asset	Liability	September 30,
Type of Derivative (Risk)	Location	Derivatives	Derivatives	2021
Call options written (Equity)	Written call options, at value	$—	$(25,050)	$(648,220)

The Funds’ transactions in derivative instruments during the six months ended September 30, 2021 are recorded in the following locations on the Statements of Operations:

Cantor FBP Equity & Dividend Plus Fund

Change in
		Net		Unrealized
		Realized		Appreciation
Type of Derivative (Risk)	Location	Gains	Location	(Depreciation)
Call options written (Equity)	Net realized gains (losses) from written option contracts	$165,999	Net change in unrealized appreciation (depreciation) on written option contracts	$43,918

Cantor FBP Appreciation & Income Opportunities Fund

Change in
		Net		Unrealized
		Realized		Appreciation
Type of Derivative (Risk)	Location	Losses	Location	(Depreciation)
Call options written (Equity)	Net realized gains (losses) from written option contracts	$(11,959)	Net change in unrealized appreciation (depreciation) on written option contracts	$55,156

28

THE CANTOR FBP MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The average monthly notional amount of written call options during the six months ended September 30, 2021 is $5,124,274 and $861,548 for Cantor FBP Equity & Dividend Plus Fund and Cantor FBP Appreciation & Income Opportunities Fund, respectively.

6.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

29

THE CANTOR FBP MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 through September 30, 2021).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

30

THE CANTOR FBP MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning	Ending		Expenses
	Account Value	Account Value	Net	Paid
	April 1,	September 30,	Expense	During
	2021	2021	Ratio(a)	Period(b)
Cantor FBP Equity & Dividend Plus Fund
Based on Actual Fund Return	$1,000.00	$1,052.90	1.12%	$5.76
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.45	1.12%	$5.67

Cantor FBP Appreciation & Income Opportunities Fund
Based on Actual Fund Return	$1,000.00	$1,051.30	1.05%	$5.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.80	1.05%	$5.32

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31

THE CANTOR FBP MUTUAL FUNDS OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-866-738-1127. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-327-9375, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1127, or on the SEC’s website at www.sec.gov.

REPORT OF SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (the “Funds”), each a series of Williamsburg Investment Trust (the “Trust”), was held at 10:00 a.m. on July 16, 2021, at the offices of Ultimus Fund Solutions, LLC, the Funds’ transfer agent, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. At the Meeting, the shareholders of the Funds were asked to approve, with respect to each Fund, a new investment advisory agreement by and between the Trust and Cantor Fitzgerald Investment Advisors, L.P. (“FBP-Cantor”). The following shares of each Fund were present at the Meeting by proxy:

	Shares		% of Total
Fund	Outstanding	Shares Present	Shares
FBP Equity & Dividend Plus Fund	1,008,060.428	542,083.228	53.77%
FBP Appreciation & Income Opportunities Fund	1,625,346.743	1,016,730.948	62.55%

The final tabulation results of the Meeting were as follows:

Proposal 1:	The shareholders approved the proposal to approve, with respect to each Fund, a new investment advisory agreement by and between the Trust and FBP-Cantor under which FBP-Cantor will act as the investment adviser with respect to the assets of each Fund:

FBP Equity & Dividend Plus Fund

Number of Shares
For	Against	Abstain
542,083.228	0	0

FBP Appreciation & Income Opportunities Fund

Number of Shares
For	Against	Abstain
1,011,507.209	5,223.919	0

32

THE CANTOR FBP MUTUAL FUNDS
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

At a meeting held on May 18, 2021, the Board of Trustees, including a majority of the Independent Trustees, approved an interim Investment Advisory Agreements with a term of 150-days, beginning June 8, 2021, and new Investment Advisory Agreements for a two-year period (the “New Advisory Agreements”) with Cantor Fitzgerald Investment Advisors, L.P. on behalf of the FBP Equity & Dividend Plus Fund and the FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” collectively, the “Funds”). Below is a discussion of the factors considered by the Board of Trustees along with the conclusions with respect thereto that formed the basis for the Board’s approval.

In making the determination to recommend approval of the New Advisory Agreements to shareholders of the Funds, the Board of Trustees considered all information the Trustees deemed reasonably necessary to evaluate the terms of the New Advisory Agreements and to determine that each New Advisory Agreement would be in the best interests of the Fund and its shareholders. The principal areas of review by the Trustees were the nature, extent and quality of the services to be provided by Cantor Fitzgerald and the reasonableness of the fees to be charged for those services. These matters were considered by the Independent Trustees consulting with experienced counsel for the Independent Trustees, who is independent of Cantor Fitzgerald.

In evaluating the New Advisory Agreements and Cantor Fitzgerald, the Board of Trustees reviewed Cantor Fitzgerald’s response to an information request letter that counsel to the Independent Trustees had sent on their behalf as well as additional information provided by representatives of Flippin, Bruce & Porter, Inc. (“FBP”), the prior investment adviser for the Funds, and Cantor Fitzgerald at a meeting held on May 18, 2021. The Trustees also considered certain information they had received when they approved the continuance of the previous Advisory Agreements with FBP at a meeting held on February 23, 2021, and the information regarding FBP and each Fund’s performance they had been provided throughout the year at regular meetings of the Board of Trustees. Below is a discussion of the factors considered by the Board of Trustees along with the conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the New Advisory Agreements.

The Board of Trustees’ evaluation of the quality of the services to be provided by Cantor Fitzgerald took into account, among other matters, the firm’s advisory business, financial condition, investment capabilities and other resources. The Board of Trustees took into consideration that the Funds’ current portfolio managers are expected to continue to be responsible for the day-to-day portfolio management of the Funds after the closing of the Transaction. In this regard, the Board of Trustees took into account that Cantor Fitzgerald intended to enter into employment contracts with the Funds’ current portfolio managers, which would generally have a term of five years. The Board of Trustees noted that the Funds would continue to be managed in accordance with their current investment objectives and principal investment strategies. Given that the Funds’ current portfolio managers were expected to continue to be responsible for the day-to-day portfolio management of the Funds after the Transaction and that no changes to the Funds’ investment objectives or principal investment strategies were anticipated as a result of the Transaction, the Board of Trustees determined that it was appropriate to consider certain comparative performance information that the Board had received in connection with the Funds’ most recent annual contract renewal. That comparative performance information indicated, among other things, that the FPB Equity & Dividend Plus Fund and the FBP Appreciation & Income Opportunities each had underperformed its respective benchmarks and Morningstar category for

33

THE CANTOR FBP MUTUAL FUNDS
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

the 1-, 3-, 5- and 10-year periods ended December 31, 2020. The Board of Trustees noted that the Funds were consistently managed according to their investment objectives and principal investment strategies. The Board of Trustees also noted that the value stocks in which the Funds primarily invest generally have been underperforming growth stocks for a number of years and that the Funds’ option writing strategy that was designed to generate income also tends to have the effect of limiting the Funds’ returns in rising markets. The Board of Trustees also took into account the outperformance of each of the FBP Equity & Dividend Plus Fund and the FBP Appreciation & Income Opportunities Fund relative to its primary benchmark and Morningstar category for the 1-year period ended March 31, 2021. Based on the foregoing, the Board of Trustees concluded that the performance of each of the FBP Equity & Dividend Plus Fund and the FBP Appreciation & Income Opportunities Fund was satisfactory given each Fund’s investment strategy in comparison to the performance to primary and secondary benchmarks, and each Fund’s respective Morningstar category.

The Board of Trustees took into account Cantor Fitzgerald’s representations that: (1) the responsibilities of Cantor Fitzgerald under the New Advisory Agreements would be the same in all material respects as those of FBP under the previous Advisory Agreements; (2) the level and quality of advisory services to be provided to the Funds would not be materially affected as a result of the New Advisory Agreements; (3) the investment personnel who had managed the Funds at FBP would continue to do so as employees of Cantor Fitzgerald pursuant to the New Advisory Agreements; and (4) the financial condition of Cantor Fitzgerald would not be adversely affected by the Transaction. The Board of Trustees noted that the New Advisory Agreements were substantially similar to the previous Advisory Agreements as it related to the services to be provided to the Funds under New Advisory Agreements and that the Funds’ current portfolio managers were expected to continue to manage the Funds after the Transaction in substantially the similar manner prior to the Transaction. The Board took into account the financial condition of Cantor Fitzgerald as reflected in its financial statements, noting that Cantor Fitzgerald expected to use the cash on its balance sheet to complete the Transaction.

In reviewing the proposed advisory fees under the New Advisory Agreements and estimated expenses of the Funds, the Board of Trustees took into account that during the Initial Term those advisory fees would be identical to those under the previous Advisory Agreements and Interim Advisory Agreements and that Cantor Fitzgerald had agreed to maintain the Funds’ current expense limitations for a two-year period following the effective date of the New Advisory Agreements. The Board of Trustees also took into account the proposed new breakpoint in each Fund’s advisory fee schedule, noting that it would not take effect until after the Initial Term and that even then the Funds would have to had experienced a substantial increase in their respective assets before becoming subject to the new breakpoint. Given these similarities in the Funds’ advisory fees and net expenses, the Board of Trustees took into account comparative fee and expense data that had provided in connection with their most recent annual contract review that had occurred at a Board meeting held on February 23, 2021. That comparative fee and expense data indicated, among other things, that (i) the advisory fees for the FBP Appreciation & Income Opportunities Fund, after fee waivers, while higher than the average for similarly managed funds according to statistics derived from Morningstar, Inc., remain competitive, (ii) the advisory fees for the FBP Equity & Dividend Plus Fund, after fee waivers, were lower

34

THE CANTOR FBP MUTUAL FUNDS
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

than the average for similarly managed funds according to statistics derived from Morningstar, Inc.; and (iii) the total operating expense ratio of each Fund, after fee waivers, while higher than similarly managed funds, remain competitive with the average expense ratio for comparably managed funds, according to statistics derived from Morningstar, Inc. Based on the foregoing, the Board of Trustees concluded that the proposed advisory fees payable by the Funds were reasonable in relation to the services to be provided by Cantor Fitzgerald. The Board of Trustees also considered information provided by Cantor Fitzgerald concerning its anticipated profitability with respect to each Fund, including the assumptions and methodology used in preparing the profitability information, in view of applicable case law relating to advisory fees. For these purposes, the Board of Trustees considered not only the proposed advisory fees payable by the Funds, but also so-called “fallout” benefits that Cantor Fitzgerald expected to receive as a result of its relationship to the Funds. In evaluating the Funds’ proposed advisory fees, the Trustees considered the complexity and quality of the investment process that will continue to be applied in managing the Funds.

Given the current size of the Funds and their expected growth, the Board of Trustees did not believe that, at the present time, it would be relevant to consider the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board of Trustees noted the potential for increased distribution opportunities for the Funds as a result of their relationship with Cantor Fitzgerald.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the New Advisory Agreements. Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the New Advisory Agreements, including the advisory fees payable to Cantor Fitzgerald, are fair and reasonable to the Funds and their shareholders given the scope and quality of the services to be provided to the Funds and such other considerations as the Independent Trustees believed relevant in the exercise of their reasonable business judgment and that approval of the New Advisory Agreements was in the best interests of the Funds and their shareholders.

The Funds’ shareholders approved the New Advisory Agreements at a shareholder meeting held on July 16, 2021 (the “Shareholder Meeting”). The results of the Shareholder Meeting are reported under the heading “REPORT OF SHAREHOLDER MEETING” in this shareholder report.

35

THE CANTOR FBP MUTUAL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Risk Committee, which includes representatives from Cantor Fitzgerald Investment Advisors, L.P., the Funds’ investment adviser, and Ultimus Fund Solutions, LLC, the Funds’ Administrator. The Liquidity Risk Committee is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Committee updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended May 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations from June 1, 2020 through May 31, 2021 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on August 17, 2021. During the Review Period, which covered periods of market volatility related to the COVID-19 pandemic and measures taken to mitigate the impact of the pandemic, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

36

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Investment Adviser

Cantor Fitzgerald Investment

Advisors, L.P.

800 Main Street, Second Floor

P.O. Box 6138

Lynchburg, Virginia 24505

Toll-Free 1-800-851-3804

www.fbpinc.com

Administrator

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

Toll-Free 1-866-738-1127

Custodian

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, DC 20006

Officers

John T. Bruce, President

Norman D. Darden, III,

    Vice President

John H. Hanna, IV, Vice President

David J. Marshall, Vice President

Teresa L. Sanderson,

    Compliance Officer

Trustees

Robert S. Harris, Ph.D., Chairman

John P. Ackerly, IV

John T. Bruce

George K. Jennison

Harris V. Morrissette

Elizabeth W. Robertson

FBP-SAR-21

Davenport Core Fund (DAVPX)

Davenport Value & Income Fund (DVIPX)

Davenport Equity Opportunities Fund (DEOPX)

Davenport Small Cap Focus Fund (DSCPX)

Davenport Balanced Income Fund (DBALX)

SEMI-ANNUAL REPORT

September 30, 2021
(Unaudited)

THE DAVENPORT FUNDS
LETTER TO SHAREHOLDERS	October 26, 2021

Dear Shareholders,

We are three-quarters of the way through 2021, and stocks are holding onto meaningful gains. As of September 30, 2021, the S&P 500® Index was up 15.92% year-to-date, while the Russell 2000® Index had gained 12.41%. The third quarter itself was a bit more subdued, with the S&P 500® Index up 0.58% and Russell 2000® Index down 4.36%. We were pleased to see solid relative performance from our portfolios as market conditions became more tumultuous. Stocks initially powered through headwinds associated with the Delta variant, but weakened late in the quarter alongside fears surrounding supply chain disruptions, waning economic stimulus, and rising interest rates. In fact, the S&P 500® Index was down 4.65% for the month of September. We think such a breather may be healthy given the torrid pace of gains through August when the S&P seemed on pace for a record number of new highs in a year.

COVID was a factor during the quarter. Early on, cyclical and so-called “reopening” plays lagged the broader market as the Delta variant evoked fears of renewed caution on the part of consumers and a setback to our economic recovery. More recently, however, this dynamic has reversed as vaccination rates have improved and case counts appear to be peaking. While there is always the threat of a new virus strain, we are hopeful the worst is behind us and continue to believe there is tremendous pent-up demand for various travel and leisure activities. Indeed, we have already witnessed very encouraging signs from various holdings in the hotel, concert, theme park, and casino industries.

Inflation has remained a hot topic. Supply chain disruptions, shortages of various commodities, port congestion, and labor constraints have prompted meaningful price increases for many finished goods. Rising energy prices, partially driven by the transition to clean energy, are also a factor. These are issues not only for consumers, who are paying up for seemingly everything, but also many manufacturing companies that are seeing input costs rise dramatically or even a scarcity of raw materials. We’ve recently seen numerous well-known companies reduce near-term earnings expectations (sometimes twice in one quarter!) given supply constraints and pressure on profit margins. This phenomenon may prove to be transitory. Nonetheless, it reminds us of the importance of investing in companies with pricing power that can offset inflationary pressures.

This brings us to the Fed. Understandably, policymakers are under a microscope given the threat of inflation. Fed Chairman Powell and his colleagues recognize that price increases could be temporary and are in no rush to significantly tighten monetary policy via higher interest rates. It’s also worth noting that tighter policy would do little to address supply chain disruptions (the primary source of inflation at the moment) and could prematurely stifle our recovery. Still, the economy is recovering nicely from COVID and there is clearly less need for aggressive policy support. Hence, while we do not expect any sudden or unexpected policy change that is typically associated with major market disruptions, we do expect policy will gradually become less accommodative.

The bigger challenge may be waning support from Congress. We will soon lap the extraordinary fiscal stimulus offered during the course of the pandemic (checks to consumers, etc.), and a large infrastructure bill seems to face political headwinds. At a minimum, another large spending bill could be the last we see for a while. Then there is the issue of paying for all of this extraordinary stimulus. There’s already a movement afoot to raise individual and corporate tax rates. Tax increases look like they will be more moderate than initial proposals and should be manageable, but could still be a headwind for corporate profits and stock prices. In the meantime, we are also sure to get a healthy dose of partisan politics and chicanery that has become commonplace in Washington D.C. We are currently seeing this as leaders bicker over raising our country’s debt ceiling.

Up until very recently, the market has largely brushed aside the aforementioned concerns as well as others, including winds of change in China. As we enter the home stretch, it will be interesting to see if markets take a pause or stocks continue to be supported by the “TINA” thesis (i.e., “there is no alternative” to stocks given paltry interest rates). We continue to argue that valuations are full with the S&P trading at roughly 20x 2022 earnings estimates, but not unreasonable in the context of low-interest rates. While there may not be much room for continued valuation expansion, stocks may be able to appreciate at a rate commensurate with mid-to-high single-digit earnings in coming years. This would be in keeping with our expectation for more moderate returns than what investors have enjoyed in recent years. Bear in mind, the S&P 500 is up over fivefold since the financial crisis, implying annual returns nicely above historical norms. So, while returns can still be attractive, in our opinion, it seems logical to expect some reversion to the mean.

Please see our fund letters for discussion of specific ideas and investment themes. Thank you for your trust.

Davenport Core Fund (DAVPX)

The following chart represents Davenport Core Fund (DAVPX) performance and the performance of the S&P 500 Index, the Core Fund’s primary benchmark, for the periods ended September 30, 2021.

	Q3 2021	1 Year	3 Years*	5 Years*	10 Years*	Since Inception* 1/15/98
Core Fund (DAVPX)	1.41%	25.66%	14.15%	14.55%	14.88%	7.95%
S&P 500® Index**	0.58%	30.00%	15.99%	16.90%	16.63%	8.60%

30-Day SEC Yield: -0.11%; Expense Ratio in current prospectus: 0.87%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month-end, may be obtained by calling 1-800-281-3217.

*	Returns greater than one year are annualized.

**	The S&P 500® Index is comprised of 500 U.S. stocks and is an indicator of the performance of the overall U.S. stock market. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

The Davenport Core Fund (DAVPX) returned 1.41% in the third quarter and is up 13.34% year-to-date. The Fund bested the S&P 500® Index in the quarter, which was up 0.58%. Year-to-date, the S&P is up 15.92%.

The bulk of the outperformance came from a handful of names. Video gaming stocks Sony Group Corporation (SONY) and Electronic Arts, Inc. (EA) performed nicely, as did insurance broker Aon plc (AON) and life sciences company Danaher Corporation (DHR). Detractors included T-Mobile US, Inc. (TMUS), Air Products & Chemicals, Inc. (APD) and Illumina, Inc. (ILMN), which all pulled back some from recent highs.

As with last quarter, we were active in transacting in the third quarter. Although one wouldn’t know it just by looking at the headline averages, there has been fairly significant volatility in single stock prices. This has provided us opportunities to sell some winners and redeploy proceeds into attractive valuations on new and existing names.

For example, we sold long-time holding NIKE, Inc. (NIKE) after a tremendous run. The stock tripled during our four-year holding period, and the forward price to earnings (P/E) multiple expanded from 21 times at the time of our purchase to 36x at the time of our sale. We continue to hold Nike in high regard, but a 70% increase in the valuation combined with potential issues selling into the key growth market of China caused us to take the gain and redeploy the funds into another great franchise that was on sale: Electronic Arts, Inc. (EA).

Video game stocks such as EA have been poor performers over the last year as investors have worried gamers would abandon their couches in favor of reentering the physical world. In fact, the stock is well below its highs in 2018 despite earnings per share (EPS) increasing from $3.34 in 2018 to an estimated $6.64 for the current fiscal year. This combination of a lower share price and higher earnings has left EA trading for a much cheaper valuation than typical, providing an inexpensive way for us to get exposure to an industry leader in the structural growth arena of video gaming (the video game industry is now larger than both the movie and music industries combined).

We sold Charles Schwab Corporation (SCHW), which has been a top performer for the Fund in 2021. SCHW’s profits are highly sensitive to interest rates, and the better outlook for the economy (and therefore interest rate expectations) gave a shot in the arm to SCHW’s shares. The recently closed TD Ameritrade acquisition is also adding a nice bump to profits. This sale, and chips of other highflyers such as American Tower Corporation (AMT) and Aon plc (AON), allowed us to add to a number of our favored holdings that had weakened in the quarter. These include Amazon.com, Inc. (AMZN), Ball Corporation (BLL), Mastercard, Inc. (MA) and Pioneer Natural Resources Company (PXD).

Taking profits in some winners and recycling the capital into favored laggards has worked thus far, as stock selection mattered a lot more this quarter, given the overall market weakness in September. We remain optimistic for the Fund as it owns a great collection of high-quality companies and wouldn’t be surprised to see stock selection continuing to matter more in the coming quarters. We look forward to reporting back as we close out the year.

Recent Purchases:

Amazon.com, Inc. (AMZN) - AMZN shares had consolidated for roughly a year before beginning to move up recently. We elect to add on the recent modest pullback. AMZN’s cash flows were held back some in 2020 with higher pandemic-related costs but are expected to move much higher in the next three years. Expectations are for Free Cash Flow1 (FCF) to grow from $31bn in 2020 to $81bn in 2023.

Ball Corporation (BLL) - We added to our position in BLL. BLL has been a fund holding since September of last year, and we believe the recent pullback in the shares presents an attractive opportunity to access a quality compounder at a historically attractive valuation.

Booking Holdings, Inc. (BKNG) - Booking is one of the largest online travel agencies in the world with brands such as Booking.com, Priceline, KAYAK, and OpenTable. We purchased the position as we expect a significant growth rebound as the COVID pandemic recedes and consumers worldwide resume travel. With the recent Delta variant scare, the stock has sold off to a level we find attractive.

Electronic Arts, Inc. (EA) - We think the current near-term headwinds are more than priced into the stocks at this point and elect to initiate a position in EA. Headquartered in Redwood City, CA, EA is a leading video game publisher boasting a large array of owned and licensed console, mobile, and PC games.

Honeywell International, Inc. (HON) - We added to our position in HON. HON, one of the highest quality industrial companies in the world, has underperformed its peers this year given its significant exposure to later-cycle businesses (aerospace, oil & gas, non-res). However, we think that’s about to change as the pandemic recovery matures and we believe HON is poised to post stronger organic growth (vs. peers) over the next couple of years.

Mastercard, Inc. (MA) - MA has been a great stock for the Fund since we bought it five years ago. That being said, shares have traded sideways the past 1.5 years as the market has gravitated towards 100% digital payments companies such as PayPal Holdings, Inc. (PYPL) and Square, Inc. (SQ). We think this is presenting an attractive buying opportunity, as earnings estimates continue to rise while the stock has come down, compressing the valuation multiple significantly.

Markel Corporation (MKL) - We added to our position in MKL and think it can get back to a high single-digit to low double-digit book value growth rate in coming years without taking an inordinate amount of risk.

Pioneer Natural Resources Company (PXD) - Since our purchase, PXD has moved from an end-of-year variable dividend plan to a quarterly one, bringing forward cash flow returns to shareholders. At current oil prices we estimate PXD will pay a $17 per share dividend in 2022, for an 10% dividend yield, which would make it the highest dividend yielder in the S&P 500, therefore adding to the position.

Recent Sales:

American Tower Corporation (AMT) - We chipped our position in AMT. It remains a large position for us given the favorable multi-year growth profile associated with the buildout of 5G wireless networks; however, the valuation is now more reasonable at roughly 30x Adjusted Funds From Operations (AFFO) estimates for 2022. We think the shares can appreciate in line with cash flow growth, which we expect to be low double-digits, but believe more valuation expansion may be difficult.

Aon plc (AON) - AON has been a solid holding for the Fund and we elect to reduce the position to harvest some gains following the recent move to all-time highs. We’d note that we are still attracted to the standalone AON story and expect double-digit earnings growth going forward.

Brookfield Asset Management, Inc. (BAM) - We elect to reduce the position modestly as the stock does appear to be more fairly valued on a near-term basis but continue to remain positive on BAM’s outlook over time.

Brookfield Asset Management Reinsurance Partners Ltd. (BAMR) - The resulting BAMR position is too small and illiquid for us to retain a meaningful position. Furthermore, shares of BAMR were trading at a premium to shares of BAM despite the fact that each share of BAMR is redeemable for 1 share of BAM. As such, we elected to sell the shares as opposed to converting them back into BAM shares.

Charles Schwab Corporation (SCHW) - We continue to hold Schwab in high regard but think the current share price already implies significant benefits from higher interest rates, which still remains far from being a done deal. As such we elect to sell the position.

Fleetcor Technologies, Inc. (FLT) - FLT has seen an uneven impact to affected industries via emerging market exposure, in store shopping exposure and business travel. While we think the company has a great financial model and a solid long-term outlook, the near-term remains flat so we elect to sell the position.

NIKE, Inc. (NKE) - NKE has also been a very good performer for us, however, with the stock at all-time highs and close to 38x forward earnings, we decided to chip our position. However, later in the quarter, we elected to sell our position in NKE. While we continue to think NKE is one of the highest quality companies out there, we believe the risk/reward has become less attractive and chose to redeploy the proceeds into EA.

Sherwin-Williams Company (SHW) - SHW has been a standout performer over the four years we’ve owned it and we continue to think it fits squarely in the quality compounder bucket we look for. That said, we think the stock may take some time off as the company fights to maintain margins in a rising input cost environment and elected to chip the position.

[1]	Free cash flow (FCF) represents the cash a company generates after accounting for cash outflows to support operations and maintain its capital assets.

Davenport Value & Income Fund (DVIPX)

The following chart represents Davenport Value & Income Fund (DVIPX) performance and the performance of the Russell 1000® Value Index, the Fund’s primary benchmark, and the S&P 500® Index for the periods ended September 30, 2021.

	Q3 2021	1 Year	3 Years*	5 Years*	10 Years*	Since Inception* 12/31/10
Value & Income Fund (DVIPX)	(0.83%)	29.13%	8.43%	9.85%	12.64%	11.20%
Russell 1000® Value Index**	(0.78%)	35.01%	10.07%	10.94%	13.51%	11.28%
S&P 500® Index**	0.58%	30.00%	15.99%	16.90%	16.63%	14.42%

30-Day SEC Yield: 1.54%; Expense Ratio in current prospectus: 0.87%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month-end, may be obtained by calling 1-800-281-3217.

*	Returns greater than one year are annualized.

**	The Russell 1000® Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is comprised of 500 U.S. stocks and is an indicator of the performance of the overall U.S. stock market. Standard & Poor’s Financial Services LLC, a division of S&P Global, is the source and owner of the registered trademarks related to the S&P 500 Index. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

The Davenport Value & Income Fund (DVIPX) declined 0.83% in the third quarter and is up 13.90% year-to-date. This compares to the Fund’s primary benchmark, the Russell 1000® Value Index, which also declined 0.78% in the third quarter and is up 16.14% year-to-date. The S&P 500® Index increased 0.58% in the third quarter and is up 15.92% year-to-date.

While the end result was a modest decline, the third quarter felt like a roller coaster with a resurgence of Covid-19 from the Delta variant, the subsequent peak and decline in cases, constant supply chain disruptions, inflation, and the eternal bickering in Washington D.C. over taxes, spending, and the debt ceiling. Despite the noise, the Fund performed in-line with its benchmark.

Performance in the quarter was led by our energy and financial holdings. A 60%+ increase in natural gas prices drove a 25%+ increase in recently purchased Coterra Energy, Inc. (CTRA - formerly Cabot Oil & Gas), which was our top performer during the quarter. Most of our financial stocks also posted solid gains as they began to price in the likelihood of higher interest rates. One name to highlight is Brookfield Asset Management, Inc. (BAM). The shares have rerated higher as fears around the company’s office real estate holdings have receded and BAM sits in an enviable position with record levels of liquidity following recent fundraising success and elevated asset disposition activity. We did chip our position in BAM during the quarter as we felt risk/reward was more balanced following the move higher. However, BAM remains our largest position as we are attracted to its high margin, predictable and growing cash flow stream, which we believe opens the door for greater return of cash to shareholders in the future.

Key detractors in the quarter were those stocks most impacted by supply chain disruptions and rising input costs. This includes names like Anheuser-Busch InBev S.A./N.V. (BUD), United Parcel Service, Inc. (UPS), and 3M Company (MMM). We believe each of these names has solid pricing power, however the absolute level of inflation makes it difficult to keep up and has led to near-term margin pressures. We expect this to abate over time.

During the quarter, we initiated a new position in Anthem, Inc. (ANTM), a high-quality and leading Managed Care Organization. We believe the company is positioned nicely with ongoing above-market Medicare Advantage membership growth, a sizeable Medicaid pipeline, and its prowess managing high-cost and complex patient populations. ANTM continues to drive efficiency through ongoing digitization and additional product launches that further integrate its diverse suite of assets. The company expects to grow earnings per share (EPS) at 12-15% in the long-term, driven by 8-10% growth from operations and 4-5% from capital deployment. The shares sold off after 2Q earnings, giving us an attractive buying opportunity with the stock at approximately 15x times 2021 earnings estimates.

In sum, despite turbulence in the markets we continue to emphasize a balanced approach in the Fund. We hold a combination of traditional value and dividend payers and some less cyclical names that we think offer attractive relative value. Looking ahead, value stocks tend to outperform in periods of higher inflation, which should provide a gentle tailwind to this strategy.

Recent Purchases:

Anthem, Inc. (ANTM) - We purchased a position in ANTM. We believe the company is positioned nicely with ongoing above-market MA membership growth, a sizeable Medicaid pipeline, and the company’s prowess managing high-cost and complex patient populations. ANTM continues to drive efficiency through ongoing digitization and additional product launches that further integrate its diverse suite of assets. The company also boasts its own in-house PBM, IngenioRx, which should continue to generate low-to-mid teens growth, reduce costs, and improve profitability-while also allowing ANTM to continue to invest in its product offerings. The company expects to grow Earnings Per Share (EPS) at 12%-15% in the long-term, tied to 8%-10% growth from operations and 4%-5% from capital deployment.

Recent Sales:

Anheuser-Busch Inbev S.A./N.V. (BUD) - While we continue to be positive on the long-term outlook for the company, we think the near-term story has become cloudier given the expectation for continued margin pressure due to higher raw material and distribution costs in the face of the recent Delta variant surge. Given the position size, we elect to reduce the position and redeploy the funds into a new name that we feel is more compelling at this juncture.

Brookfield Asset Management Reinsurance Partners Ltd. (BAMR) - Shares of BAMR were trading at a premium to shares of BAM despite the fact that each share of BAMR is redeemable for 1 share of BAM. As such, we elected to sell the shares as opposed to converting them back into BAM shares.

Brookfield Asset Management, Inc. (BAM) - BAM has been an outstanding performer for the Fund lately, up 38% year-to-date. Shares have re-rated higher as fears around Brookfield’s office real estate holdings have receded. In addition, the continued low-interest rate environment has been highly supportive of Brookfield’s real assets investment strategy. Institutional investors continue to increase their allocation to alternatives and BAM has put up excellent fundraising numbers for new funds. We elect to reduce the position modestly as the stock does appear to be more fairly valued on a near-term basis but continue to remain positive on BAM’s outlook over time.

Davenport Equity Opportunities Fund (DEOPX)

The following chart represents Davenport Equity Opportunities Fund (DEOPX) performance and the performance of the Russell Midcap® Index, the Fund’s primary benchmark, and the S&P® 500 Index for the periods ended September 30, 2021.

	Q3 2021	1 Year	3 Years*	5 Years*	10 Years*	Since Inception* 12/31/10
Equity Opportunities Fund (DEOPX)	1.94%	34.50%	19.75%	16.51%	16.24%	14.28%
Russell Midcap® Index**	(0.93%)	38.11%	14.22%	14.39%	15.52%	12.98%
S&P 500® Index**	0.58%	30.00%	15.99%	16.90%	16.63%	14.42%

30-Day SEC Yield: -0.23%; Expense Ratio in current prospectus: 0.88%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month-end, may be obtained by calling 1-800-281-3217.

*	Returns greater than one year are annualized.

**	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000®. The S&P 500® Index is comprised of 500 U.S. stocks and is an indicator of the performance of the overall U.S. stock market. Standard & Poor’s Financial Services LLC, a division of S&P Global, is the source and owner of the registered trademarks related to the S&P 500 Index. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

The Davenport Equity Opportunities Fund (DEOPX) enjoyed a strong third quarter, advancing 1.94% for the period relative to a 0.93% decline for the Russell Midcap® Index. Year-to-date (YTD), the Fund is up 15.62%, slightly outpacing the 15.17% gain for the Russell Midcap.

Evoqua Water Technologies Corporation (AQUA) was once again a top contributor for the strategy, showing continued momentum on the heels of solid quarterly results and mounting optimism regarding the inclusion of meaningful water infrastructure spending within potential infrastructure legislation. Also among top contributors were two relatively new positions in Builders FirstSource, Inc. (BLDR) and Ball Corporation (BLL) as well as our most tenured position, Intuit, Inc. (INTU), which we exited during the quarter. Below, we take some time to discuss the INTU story in more detail. While it is not customary for us to dwell on past performance, we feel our experience with this security is important to highlight. On the negative side of the ledger, we experienced continued underperformance from deep value situations Cannae Holdings, Inc. (CNNE) and Fairfax Financial Holdings Ltd. (FRFHF). Despite our frustration with the persistent disconnect from intrinsic value at each entity, we elected to add to positions at what we believe to be extremely compelling risk/reward levels.

Another key position that we have become increasingly excited about following a period of recent underperformance is video game publisher Take-Two Interactive Software, Inc. (TTWO). The video game subsector has fallen out of favor this year, as COVID tailwinds diminished and news around both delayed game launches and video game regulation in China added fuel to the fire. We feel the stocks now reflect these near-term concerns and believe the pandemic helped accelerate strong secular growth and structural changes that should continue to provide fundamental tailwinds for the video game industry for the foreseeable future. Like many of its peers, TTWO has dealt with product delays resulting from the pandemic; however, we note the publisher boasts the strongest pipeline in company history with roughly 90 titles in development set to release over the coming years. Moreover, engagement with existing titles remains strong and TTWO has successfully increased its higher margin recurrent consumer spending to more than 60% of bookings. All told, we expect the company to grow earnings and free cash flow (FCF) in the high teens over the next few years and used the recent stock weakness to add to our position at a valuation well below historical averages.

As mentioned above, consumer tax and small business software provider Intuit, Inc. (INTU) was one of our top performers during the period. One of our most tenured positions in the Fund, INTU has been a tremendous compounder over the years and is a great example of what our process hopes to achieve. The stock is up more than tenfold over the last decade (+50% YTD) as the company has transitioned to a software delivered business model, reinvigorated its consumer tax business, executed on its QuickBooks growth strategy and thoughtfully allocated its cash flows to value-enhancing opportunities. For context, we last added to INTU in 2013. At that time, the stock was trading at $56 with a market cap of roughly $17 billion and a valuation of 15x forward earnings. Today, the company boasts a market cap of more than $150 billion and the stock trades for north of 50x earnings. While we believe the company’s “blue chip” status is deserving of such a premium, we felt the risk/reward is much more balanced at current levels. As such, we thought it appropriate to monetize the position and note that our cash position (which now stands north of 5%) gives us ample flexibility to emphasize the next great compounder.

In closing, we are pleased to have performed relatively well as market conditions became more volatile. Furthermore, we are excited about the roster of companies we own and stand ready to deploy funds raised through recent sales as opportunities arise. As always, we thank you for your trust and look forward to updating you on our progress in the future.

Recent Purchases:

Ball Corporation (BLL) - With the stock at a discount to historical averages, we continue to view BLL as a great risk reward opportunity and elected to add to our position.

Cannae Holdings, Inc. (CNNE) - Early in the quarter, we added to our position in CNNE. CNNE has been a disappointment this year as key holdings have underperformed and the company’s discount to liquidation value widened further. We believe several catalysts remain that will serve to narrow the stock’s discount to intrinsic value, which now stands at its widest level in history.

Cannae Holdings, Inc. (CNNE) - Midway through the quarter, we were frustrated by the stock’s persistent discount to the underlying value of its holdings, however, maintain a high degree of conviction in the ultimate realization of the value being built within the entity. Management recently stepped up, effecting a share repurchase of roughly 3% of the outstanding shares. With the stock trading at a 30% plus discount to liquidation value (implies upside of 45%+), we find the shares to be compelling and added to the position again.

Cannae Holdings Inc. (CNNE) - We added to our position for the third time this quarter. CNNE shares remain subdued despite improved performance of key holdings - namely Ceridian HCM Holdings, Inc. (CDAY) and Alight, Inc. (ALIT), which have both appreciated nearly 20% over the last month. In fact, CDAY is set to join the S&P 500® Index which, in addition to providing support to the stock, should allow CNNE to monetize their position more quickly given increased trading liquidity. Going forward, we are hopeful that continued execution at key holdings as well as ongoing monetization of mature investments can help close the discount to net asset value (NAV), which now stands north of 35%.

Fairfax Financial Holdings Ltd. (FRFHF) - We added to our position in FRFHF. While the shares have recovered meaningfully from their pandemic lows, the stock has pulled back double digits from recent highs despite impressive underwriting results and encouraging investment returns. Despite being somewhat scarred by the stock’s history of persistent cheapness, we believe the risk reward is simply too skewed in our favor to ignore.

Markel Corporation (MKL) - We think MKL can get back to a high single-digit to low double-digit book value growth rate in coming years without taking an inordinate amount of risk. While this type of return might illicit a yawn from growth investors of the day, we feel like the risk/ reward for the stock is quite attractive and elected to add to our position.

Take Two Interactive Software, Inc. (TTWO) - With the shares off nearly 25% from recent highs, we think the risk/reward profile is very attractive at current levels and elected to add to our position.

Take Two Interactive Software, Inc. (TTWO) - Shares of TTWO are largely unchanged since we added to our position earlier in the quarter and elected to make our position more meaningful given what we believe to be an attractive risk/reward opportunity.

Recent Sales:

American Tower Corporation (AMT) - We chipped our position in AMT. We think the shares can appreciate in line with cash flow growth, which we expect to be low double-digits, but believe more valuation expansion may be difficult.

American Tower Corporation (AMT) - While we continue to believe AMT possesses one of the best business models and that results will continue to be supported by strong secular tailwinds and solid execution, we elect to reduce exposure for the second time this quarter given a more balanced risk/reward profile in addition to the position’s outsized weighting.

Autodesk, Inc. (ADSK) - After our well-timed add in early June, shares of ADSK have rallied ~20%. While we continue to believe in the company’s long-term growth thesis, we felt it prudent to chip the position. As such, we feel comfortable maintaining a 3% position in the Fund.

Align Technologies, Inc. (ALGN) – We elected to dial the position size back as out year P/E valuation has risen from 33x at the time of our purchase to 44x today. We believe the multiple is still reasonable for the quality and growth and has traded at 50-60x out year earnings in the past.

Brookfield Asset Management Reinsurance Partners Ltd. (BAMR) - The resulting BAMR position is too small and illiquid for us to retain a meaningful position. Furthermore, shares of BAMR were trading at a premium to shares of BAM despite the fact that each share of BAMR is redeemable for 1 share of BAM. As such, we elected to sell the shares.

DraftKings, Inc. (DKNG) - While we continue to believe in the tremendous market opportunity for online sports betting in addition to DKNG’s ability to remain a top player, we note that increased spending and incremental competition may push out the path to profitability and the stock’s valuation leaves little room for error, so we sold the position.

Intuit, Inc. (INTU) - While we believe the company’s “blue chip” status is deserving of such a premium, we feel the risk/reward is much more balanced at current levels. We thought it appropriate to monetize and sell the position and note that our cash position (which now stands north of 5%) gives us ample flexibility to emphasize the next great compounder.

Davenport Small Cap Focus Fund (DSCPX)

This chart represents Davenport Small Cap Focus Fund (DSCPX) performance and the performance of the Russell 2000® Index, the Small Cap Focus Fund’s primary benchmark, for the periods ended September 30, 2021.

	Q3 2021	1 Year	3 Year*	5 Year*	Since Inception* 12/31/14
Small Cap Focus Fund (DSCPX)	4.95%	36.11%	18.58%	17.26%	13.59%
Russell 2000® Index**	(4.36%)	47.68%	10.54%	13.45%	10.84%

30-Day SEC Yield: -0.09%; Expense Ratio in current prospectus: 0.91%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month-end, may be obtained by calling 1-800-281-3217.

*	Returns greater than one year are annualized.

**	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 8% of the total market capitalization of the Russell 3000. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

The Davenport Small Cap Focus Fund (DSCPX) enjoyed a strong third quarter, gaining 4.95% versus a 4.36% decline for the Russell 2000® Index. For the year, the Fund is up 13.16% which now exceeds the 12.41% gain for the Russell 2000. In our last letter, we spoke to concerns regarding “pockets of speculation” that seemed to be driving index returns and expressed our conviction about the quality of the Fund. While we did not anticipate a dramatic reversal in relative performance in such a short period, we are pleased to have our discipline rewarded during a period of volatility.

Performance was broad-based during the period. We saw continued momentum from top holdings such as Evoqua Water Technologies Corporation (AQUA) and Switch, Inc. (SWCH), where we elected to trim positions amid recent strength. We also saw patience rewarded with tech-enabled insurance broker BRP Group, Inc. (BRP) as the stock surged alongside strong results and accelerated mergers and acquisitions (M&A) activity. Here too, we elected to pare the position back into strength, but remain attracted to this fast-growing, scalable business that appears to be scratching the surface of a large market opportunity. Other notable performers included Chart Industries, Inc. (GTLS) and Builders FirstSource, Inc. (BLDR), which advanced 30.6% and 21.3% during the period, respectively. Key detractors included Cannae Holdings, Inc. (CNNE) and Janus International Group, Inc. (JBI). We continue to believe our patience will be rewarded with CNNE, which trades at its widest discount to net asset value (NAV) in the company’s history. JBI has been quite volatile since coming public via a special purpose acquisition company (SPAC) transaction. We remain encouraged by JBI’s leading position within the public storage equipment industry, which should continue to beget predictable results and double-digit free cash flow (FCF) growth.

We have significantly upped our position in Monarch Casino & Resort, Inc. (MCRI), a longstanding position that we know well. As a reminder, MCRI owns two casino resorts (Reno, NV and Black Hawk, CO) and is roughly 30% owned by the Farahi family, who founded the company and built it from a motor lodge into a $1 billion+ enterprise. The stock was a big winner last year, but is up only modestly in 2021 despite the successful debut of its casino expansion and new hotel in Black Hawk, which is roughly 45 minutes away from a population of 3 million people in Denver. We think the company can generate $5/share of FCF, implying the stock is currently trading under 13x FCF/share. Moreover, the company is rapidly paying down debt and will be debt-free next year. This puts it in a great positon to acquire a third property, which may create additional value if its success in Black Hawk is any indication. Even without another deal, we think the stock is worth $90+ and note MCRI itself could easily be considered a takeout candidate given its small size.

We initiated a position in Avid Technology, Inc. (AVID) during the quarter. AVID is a leading provider of software and integrated solutions to the media and entertainment industry. AVID is considered the gold standard for media editing, and the company maintains dominant market share across its core markets, with estimates north of 80% for high-end film, TV shows, and broadcast news, as well as 70%+ within professionally created music. Despite being an industry leader, the company struggled to grow under its former management team that was overly promotional and lacked innovation. In 2018, Jeff Rosica took the helm alongside a new C-suite with a focus on repairing the company’s culture, reinvigorating and reprioritizing the product roadmap, and instilling more discipline around operational efficiency. Additionally, the company recently began the transition to a subscription/SaaS model with long-term agreements that should provide more recurring and higher margin revenue as well as significant FCF generation. We think the new leadership team will return the company to its former glory, bolstered by a favorable industry backdrop of exponential growth for video and music streaming. As the business model transition progresses, we expect revenue to grow in the low double digits while FCF should grow at approximately 30% compound annual growth rate (CAGR).

We are pleased with the resiliency of our strategy amid a more volatile environment and remain confident in the Fund’s positioning. Furthermore, we are encouraged by the opportunities we are seeing to put money to work and continue to believe the Fund offers an element of timeliness.

Davenport Balanced Income Fund (DBALX)

The following chart represents Davenport Balanced Income Fund (DBALX) performance and performance of the Fund’s primary benchmark, the Russell 1000® Value Index for the period ended September 30, 2021.

	Q3 2021	1 Year	3 Year*	5 Year*	Since Inception* 12/31/15
Balanced Income Fund (DBALX)	(0.17%)	18.46%	7.10%	6.93%	7.24%
Russell 1000® Value Index**	(0.78%)	35.01%	10.07%	10.94%	11.27%
Blended 60% Russell 1000® Value Index/40% Bloomberg Intermediate Government/Credit Bond Index	(0.44%)	19.94%	8.41%	7.90%	8.23%

30-Day SEC Yield: 1.09%; Expense Ratio in current prospectus: 0.93%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month-end, may be obtained by calling 1-800-281-3217.

*	Returns greater than one year are annualized.

**	The Russell 1000® Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values

The Davenport Balanced Income Fund (DBALX) declined 0.17% during the third quarter of the year, outperforming the 0.44% decrease for the blended 60% Russell 1000® Value and 40% Bloomberg Intermediate Government/Credit Bond Index. Year-to-date, the Fund is up 8.56% compared to the 9.16% increase for the blended benchmark.

In a quarter of broader negative equity performance, we are pleased to see our Balanced Fund held up nicely. While equities got off to a hot start to the third quarter with the S&P 500® Index increasing nearly 6% in July and August, September brought a whirlwind of volatility alongside concerns around inflation and political squabbling over taxes, spending, and the debt ceiling. That said, we were pleased with our performance in the equity portion of the Fund, which was led by our energy and financial stocks. Coterra Energy, Inc. (CTRA – formerly Cabot Oil & Gas) was a big contributor to performance during the quarter and benefited from a more than 60% increase in natural gas prices. Within financials, Brookfield Asset Management, Inc. (BAM) was a standout performer as fears around the company’s office real estate abated. And, BAM now boasts significant levels of liquidity following recent fundraising success and asset disposition activity. On the other side, Anheuser-Busch InBev S.A./N.V. (BUD) and United Parcel Service, Inc. (UPS) were our biggest detractors to performance. Both were heavily impacted by continued supply chain disruptions and increasing input costs. While these issues may be a near-term overhang for margins, we expect these issues to abate over time.

During the quarter, we introduced a new position in Perrigo Company plc (PRGO), a provider of self-care products and over-the-counter health and wellness solutions. The stock was down significantly after reporting earnings that failed to meet expectations. Additionally, the company had been plagued by an overhanging Irish tax settlement relating to a 2013 asset sale, with Irish

Office of the Revenue Commissioners initially claiming the company owed roughly $1.9 billion in back taxes. Since our purchase, PRGO announced a very favorable settlement and agreed to pay approximately $309 million—a fraction of the initial headline number. With this favorable settlement, we believe the company can now focus on execution for the core business and return to growth. Additionally, we expect company estimates to rise and the shares to re-rate to a peer-like multiple, offering further upside for the stock.

The bond allocation of the Balanced Income Fund consists of 26 high-quality bonds across ten sectors with the top allocations to Energy at 17.2%, Health Care at 15.2%, Communications at 11.4%, and U.S. Treasuries at 13.6%.

Our floating rate exposure has continued to reduce itself naturally through bond maturities and now sits at 4.96% of the fixed portion of the Fund. We still do not see value in the floating rate market with 3-month LIBOR ending the quarter hovering around 13 basis points. However, we think that we might be able to re-enter this trade when the Federal Reserve begins to raise Fed Fund rates in the future. If this becomes the case, we will look to add floating-rate exposure through SOFR (US Secured Overnight Financing Rate) linked notes. We have seen the supply of this product increase recently as it will eventually become the replacement for US LIBOR.

Transactions this quarter focused on initiating several corporate bonds while lightening up our longer-duration treasuries. As we feel higher rates are on the horizon, we sold our largest treasury position, T 2.875% 8/15/28. After holding a decent cash allocation, late in the quarter we initiated positions in Stryker Corporation (SYK), McKesson Corporation (MCK), and American Tower Corporation (AMT). All high quality and short duration positions in keeping with our thesis during times of uncertainty and volatility.

In closing, we are pleased to see the Fund outperform the blended benchmark during the quarter. The recent volatility is a good reminder of the value of a balanced approach. Our allocation to dividend-paying, value-oriented equities with strong balance sheets that can weather economic uncertainty, coupled with defensive positioning in fixed income should continue to provide a volatility buffer in the near-term as well as current income and long-term capital appreciation.

Sincerely,

John P. Ackerly IV, CFA
President, The Davenport Funds

DAVENPORT CORE FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Davenport Core Fund and the S&P 500® Index

	Average Annual Total Returns (for periods ended September 30, 2021)
	1 Year	5 Years	10 Years
Davenport Core Fund (a)	25.66%	14.55%	14.88%
S&P 500® Index	30.00%	16.90%	16.63%

(a)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

DAVENPORT VALUE & INCOME FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Davenport Value & Income Fund, the Russell 1000® Value Index
and the Lipper Equity Income Index

	Average Annual Total Returns (for periods ended September 30, 2021)
	1 Year	5 Years	10 Years
Davenport Value & Income Fund (a)	29.13%	9.85%	12.64%
Russell 1000® Value Index	35.01%	10.94%	13.51%
Lipper Equity Income Index	28.50%	11.43%	12.80%

(a)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

DAVENPORT EQUITY OPPORTUNITIES FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Davenport Equity Opportunities Fund and the Russell Midcap® Index

	Average Annual Total Returns (for periods ended September 30, 2021)
	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund (a)	34.50%	16.51%	16.24%
Russell Midcap® Index	38.11%	14.39%	15.52%

(a)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

DAVENPORT SMALL CAP FOCUS FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Davenport Small Cap Focus Fund and the Russell 2000® Index

	Average Annual Total Returns
	(for periods ended September 30, 2021)
			Since
	1 Year	5 Years	Inception(b)
Davenport Small Cap Focus Fund (a)	36.11%	17.26%	13.59%
Russell 2000® Index	47.68%	13.45%	10.84%

(a)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Commencement of operations was December 31, 2014.

DAVENPORT BALANCED INCOME FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Davenport Balanced
Income Fund, the Russell 1000® Value Index, a Blended 60% Russell 1000® Value
Index / 40% Bloomberg Intermediate Government/Credit Bond Index and the
Morningstar US OE Allocation – 50% to 70% Equity

	Average Annual Total Returns
	(for periods ended September 30, 2021)
			Since
	1 Year	5 Years	Inception(b)
Davenport Balanced Income Fund (a)	18.46%	6.93%	7.24%
Russell 1000® Value Index	35.01%	10.94%	11.27%
Blended 60% Russell 1000® Value Index/40% Bloomberg Intermediate Government/Credit Bond Index	19.94%	7.90%	8.23%
Morningstar US OE Allocation -50% to 70% Equity	19.82%	9.17%	9.08%

(a)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Commencement of operations was December 31, 2015.

DAVENPORT CORE FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Sector Allocation vs. the S&P 500® Index

Top Ten Equity Holdings

Security Description	% of Net Assets
Alphabet, Inc. - Classes A and C	4.9%
Microsoft Corporation	4.3%
Amazon.com, Inc.	3.7%
Danaher Corporation	3.7%
Adobe, Inc.	3.5%
Brookfield Asset Management, Inc. - Class A	3.5%
Accenture plc - Class A	3.1%
Mastercard, Inc. - Class A	3.1%
Apple, Inc.	3.0%
Markel Corporation	2.9%

DAVENPORT VALUE & INCOME FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Sector Allocation vs. the Russell 1000® Value Index

Top Ten Equity Holdings

Security Description	% of Net Assets
Brookfield Asset Management, Inc. - Class A	3.9%
Johnson & Johnson	3.0%
Fidelity National Financial, Inc.	3.0%
Watsco, Inc.	2.9%
Sony Group Corporation - ADR	2.9%
Comcast Corporation - Class A	2.8%
Microsoft Corporation	2.8%
Bunge Ltd.	2.7%
United Parcel Service, Inc. - Class B	2.7%
Berkshire Hathaway, Inc. - Class B	2.7%

DAVENPORT EQUITY OPPORTUNITIES FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Sector Allocation vs. the Russell Midcap® Index

Top Ten Equity Holdings

Security Description	% of Net Assets
DISH Network Corporation - Class A	6.9%
Brookfield Asset Management, Inc. - Class A	6.0%
Markel Corporation	5.2%
O’Reilly Automotive, Inc.	4.6%
Evoqua Water Technologies Corporation	4.6%
Cannae Holdings, Inc.	4.3%
Take-Two Interactive Software, Inc.	4.3%
Etsy, Inc.	4.2%
American Tower Corporation	4.1%
Fairfax Financial Holdings Ltd.	3.9%

DAVENPORT SMALL CAP FOCUS FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Sector Allocation vs. the Russell 2000® Index

Top Ten Equity Holdings

Security Description	% of Net Assets
Monarch Casino & Resort, Inc.	5.3%
Alight, Inc. - Class A	5.2%
Cannae Holdings, Inc.	4.8%
NewMarket Corporation	4.6%
Evoqua Water Technologies Corporation	4.3%
Stewart Information Services Corporation	4.2%
Janus International Group, Inc.	3.9%
Liberty Latin America Ltd. - Class C	3.7%
Builders FirstSource, Inc.	3.3%
BRP Group, Inc. - Class A	3.2%

DAVENPORT BALANCED INCOME FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Asset Allocation (% of Net Assets)

Ten Largest Equity Holdings	% of Net Assets
Brookfield Asset Management, Inc. - Class A	2.1%
Cannae Holdings, Inc.	1.7%
Fidelity National Financial, Inc.	1.7%
Johnson & Johnson	1.6%
Watsco, Inc.	1.6%
Sony Group Corporation - ADR	1.6%
United Parcel Service, Inc. - Class B	1.5%
Stewart Information Services Corporation	1.5%
Microsoft Corporation	1.5%
Bunge Ltd.	1.5%

Equity Sector Concentration vs. the Russell 1000® Value Index (64.6% of Net Assets)

Bond Portfolio (33.3% of Net Assets)			Credit Quality	Composite Quality
Number of Fixed-Income Securities	26		AAA	13.6%
Average Quality	A/A-		AA	10.3%
Effective Maturity	3.9	yrs.	A	24.8%
Average Effective Duration	3.7	yrs.	BBB	51.3%

Sector Breakdown	% of Bond Portfolio
Communications	11.4%
Consumer Discretionary	9.4%
Consumer Staples	5.7%
Energy	17.2%
Financials	5.1%
Health Care	15.2%
Industrials	3.5%
Materials	3.7%
Real Estate	4.2%
Technology	7.1%
Utilities	3.9%
U.S. Treasury	13.6%

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 96.0%	Shares	Value
Communications — 15.5%
Alphabet, Inc. - Class A (a)	8,290	$22,163,481
Alphabet, Inc. - Class C (a)	7,036	18,753,121
Booking Holdings, Inc. (a)	5,669	13,457,469
DISH Network Corporation - Class A (a)	380,358	16,530,359
Electronic Arts, Inc.	100,594	14,309,496
Facebook, Inc. - Class A (a)	41,118	13,955,038
T-Mobile US, Inc. (a)	129,701	16,570,600
Walt Disney Company (The) (a)	75,789	12,821,225
		128,560,789
Consumer Discretionary — 11.7%
Amazon.com, Inc. (a)	9,449	31,040,343
CarMax, Inc. (a)	151,983	19,447,745
Home Depot, Inc. (The)	35,678	11,711,660
MercadoLibre, Inc. (a)	7,743	13,003,594
TJX Companies, Inc. (The)	330,596	21,812,724
		97,016,066
Consumer Staples — 1.2%
Constellation Brands, Inc. - Class A	49,590	10,448,117

Energy — 2.1%
Pioneer Natural Resources Company	103,128	17,171,843

Financials — 12.4%
Aon plc - Class A	49,035	14,012,732
Berkshire Hathaway, Inc. - Class B (a)	68,270	18,633,614
Brookfield Asset Management, Inc. - Class A	542,090	29,007,236
JPMorgan Chase & Company	104,842	17,161,587
Markel Corporation (a)	20,348	24,318,505
		103,133,674
Health Care — 11.1%
Abbott Laboratories	105,732	12,490,121
Danaher Corporation	101,875	31,014,825
Illumina, Inc. (a)	22,916	9,294,959
Johnson & Johnson	100,855	16,288,082
Medtronic plc	92,610	11,608,664
UnitedHealth Group, Inc.	30,261	11,824,183
		92,520,834
Industrials — 3.8%
Honeywell International, Inc.	86,581	18,379,415
Union Pacific Corporation	65,908	12,918,627
		31,298,042

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.0% (Continued)	Shares	Value
Materials — 7.7%
Air Products & Chemicals, Inc.	66,360	$16,995,459
Ball Corporation	167,580	15,077,173
Martin Marietta Materials, Inc.	45,798	15,648,261
Sherwin-Williams Company (The)	58,922	16,482,251
		64,203,144
Real Estate — 2.6%
American Tower Corporation	82,369	21,861,556

Technology — 27.9%
Accenture plc - Class A	80,315	25,694,375
Adobe, Inc. (a)	50,572	29,115,312
Advanced Micro Devices, Inc. (a)	98,525	10,138,222
Apple, Inc.	174,470	24,687,505
Broadcom, Inc.	28,113	13,632,837
Mastercard, Inc. - Class A	73,459	25,540,225
Microsoft Corporation	125,765	35,455,669
Moody’s Corporation	37,574	13,342,903
ServiceNow, Inc. (a)	23,684	14,737,843
Sony Group Corporation - ADR	157,462	17,412,148
Visa, Inc. - Class A	99,286	22,115,957
		231,872,996

Total Common Stocks (Cost $439,281,454)		$798,087,061

MONEY MARKET FUNDS — 1.5%	Shares	Value
First American Treasury Obligations Fund -Class Z, 0.01% (b) (Cost $12,307,753)	12,307,753	$12,307,753

Total Investments at Value — 97.5% (Cost $451,589,207)		$810,394,814

Other Assets in Excess of Liabilities — 2.5%		21,142,695

Net Assets — 100.0%		$831,537,509

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 97.0%	Shares	Value
Communications — 4.9%
Alphabet, Inc. - Class A (a)	6,724	$17,976,749
Comcast Corporation - Class A	419,594	23,467,892
		41,444,641
Consumer Discretionary — 5.5%
Cannae Holdings, Inc. (a)	489,230	15,219,945
Lowe’s Companies, Inc.	64,286	13,041,058
McDonald’s Corporation	75,353	18,168,362
		46,429,365
Consumer Staples — 11.7%
Anheuser-Busch InBev S.A./N.V. - ADR	253,490	14,291,766
Bunge Ltd.	279,019	22,689,825
Coca-Cola Company (The)	227,120	11,916,986
Diageo plc - ADR	89,607	17,294,151
Philip Morris International, Inc.	195,455	18,527,180
Walgreen Boots Alliance, Inc.	303,244	14,267,630
		98,987,538
Energy — 7.9%
BP plc - ADR	766,939	20,960,443
Cabot Oil & Gas Corporation	762,929	16,601,335
Chevron Corporation	121,084	12,283,972
Enbridge, Inc.	414,682	16,504,343
		66,350,093
Financials — 21.1%
Berkshire Hathaway, Inc. - Class B (a)	82,663	22,562,039
Brookfield Asset Management, Inc. - Class A	616,582	32,993,303
Capital One Financial Corporation	123,371	19,982,401
Fairfax Financial Holdings Ltd.	42,763	17,259,574
Fidelity National Financial, Inc.	552,588	25,054,340
JPMorgan Chase & Company	133,326	21,824,133
Markel Corporation (a)	17,063	20,392,503
Truist Financial Corporation	303,800	17,817,870
		177,886,163
Health Care — 8.6%
Anthem, Inc.	34,246	12,766,909
Bristol-Myers Squibb Company	235,849	13,955,185
Johnson & Johnson	155,633	25,134,730
Medtronic plc	164,167	20,578,333
		72,435,157
Industrials — 15.7%
3M Company	109,379	19,187,264
Deere & Company	37,216	12,469,965
L3Harris Technologies, Inc.	73,883	16,271,992
Norfolk Southern Corporation	70,618	16,895,357

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.0% (Continued)	Shares	Value
Industrials — 15.7% (Continued)
TE Connectivity Ltd.	145,015	$19,898,958
United Parcel Service, Inc. - Class B	124,506	22,672,543
Watsco, Inc.	93,891	24,845,436
		132,241,515
Materials — 1.4%
Newmont Corporation	210,118	11,409,408

Real Estate — 9.3%
Crown Castle International Corporation	92,736	16,073,004
Digital Realty Trust, Inc.	104,438	15,086,069
Gaming and Leisure Properties, Inc.	380,337	17,617,210
Lamar Advertising Company - Class A	192,816	21,874,975
SL Green Realty Corporation	114,410	8,104,804
		78,756,062
Technology — 7.5%
Microsoft Corporation	82,296	23,200,888
QUALCOMM, Inc.	124,508	16,059,042
Sony Group Corporation - ADR	219,286	24,248,646
		63,508,576
Utilities — 3.4%
Dominion Energy, Inc.	225,731	16,482,878
NextEra Energy, Inc.	152,862	12,002,724
		28,485,602

Total Common Stocks (Cost $598,198,559)		$817,934,120

MONEY MARKET FUNDS — 2.9%	Shares	Value
First American Treasury Obligations Fund -Class Z, 0.01% (b) (Cost $24,283,523)	24,283,523	$24,283,523

Total Investments at Value — 99.9% (Cost $622,482,082)		$842,217,643

Other Assets in Excess of Liabilities — 0.1%		697,949

Net Assets — 100.0%		$842,915,592

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 93.3%	Shares	Value
Communications — 11.2%
DISH Network Corporation - Class A (a)	1,175,074	$51,068,716
Take-Two Interactive Software, Inc. (a)	202,893	31,259,725
		82,328,441
Consumer Discretionary — 26.3%
Builders FirstSource, Inc. (a)	328,149	16,978,429
Cannae Holdings, Inc. (a)	1,018,253	31,677,851
CarMax, Inc. (a)	208,440	26,671,982
Etsy, Inc. (a)	149,964	31,186,514
Hilton Worldwide Holdings, Inc. (a)	121,356	16,032,341
Live Nation Entertainment, Inc. (a)	162,815	14,837,331
MercadoLibre, Inc. (a)	13,480	22,638,312
O’Reilly Automotive, Inc. (a)	55,633	33,995,101
		194,017,861
Financials — 18.2%
Brookfield Asset Management, Inc. - Class A	821,483	43,957,555
Fairfax Financial Holdings Ltd.	70,483	28,447,644
Fidelity National Financial, Inc.	516,896	23,436,065
Markel Corporation (a)	31,953	38,187,989
		134,029,253
Health Care — 2.9%
Align Technology, Inc. (a)	32,387	21,551,281

Industrials — 13.4%
Colfax Corporation (a)	523,949	24,049,259
Evoqua Water Technologies Corporation (a)	895,439	33,632,689
Watsco, Inc.	72,716	19,242,108
Xylem, Inc.	176,563	21,837,312
		98,761,368
Materials — 9.3%
Ball Corporation	216,340	19,464,109
Martin Marietta Materials, Inc.	71,088	24,289,348
Sherwin-Williams Company (The)	88,234	24,681,697
		68,435,154
Real Estate — 6.7%
American Tower Corporation	114,571	30,408,289
Lamar Advertising Company - Class A	167,029	18,949,440
		49,357,729
Technology — 5.3%
Autodesk, Inc. (a)	68,752	19,606,008
Black Knight, Inc. (a)	276,519	19,909,368
		39,515,376

Total Common Stocks (Cost $453,205,972)		$687,996,463

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 6.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $49,461,922)	49,461,922	$49,461,922

Total Investments at Value — 100.0% (Cost $502,667,894)		$737,458,385

Liabilities in Excess of Other Assets — (0.0%) (c)		(116,240)

Net Assets — 100.0%		$737,342,145

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 95.2%	Shares	Value
Communications — 9.9%
Liberty Latin America Ltd. - Class C (a)	1,561,576	$20,487,877
Shenandoah Telecommunications Company	553,147	17,468,382
Switch, Inc. - Class A	653,796	16,599,881
		54,556,140
Consumer Discretionary — 18.0%
Builders FirstSource, Inc. (a)	346,598	17,932,981
Cannae Holdings, Inc. (a)	855,613	26,618,120
Hanesbrands, Inc.	951,701	16,331,189
Monarch Casino & Resort, Inc. (a)	439,649	29,452,087
OneSpaWorld Holdings Ltd. (a)	899,026	8,963,289
		99,297,666
Consumer Staples — 9.4%
Boston Beer Company, Inc. (The) - Class A (a)	19,000	9,685,250
Bunge Ltd.	110,000	8,945,200
J & J Snack Foods Corporation	77,538	11,849,357
Seaboard Corporation	3,654	14,981,364
Village Farms International, Inc. (a)	800,000	6,672,000
		52,133,171
Energy — 1.2%
Cabot Oil & Gas Corporation	300,000	6,528,000

Financials — 23.4%
Alight, Inc. - Class A (a)	2,500,000	28,700,000
BRP Group, Inc. - Class A (a)	536,586	17,862,948
Diamond Hill Investment Group, Inc.	80,282	14,102,336
Kinsale Capital Group, Inc.	104,108	16,834,263
Live Oak Bancshares, Inc.	199,275	12,679,868
Stewart Information Services Corporation	369,184	23,354,580
TowneBank	327,479	10,187,872
WM Technology, Inc. (a)	360,000	5,220,000
		128,941,867
Health Care — 3.0%
Perrigo Company plc	350,000	16,565,500

Industrials — 12.8%
Casella Waste Systems, Inc. - Class A (a)	159,012	12,075,371
Chart Industries, Inc. (a)	91,476	17,481,979
Colfax Corporation (a)	386,992	17,762,933
Evoqua Water Technologies Corporation (a)	626,131	23,517,480
		70,837,763
Materials — 4.6%
NewMarket Corporation	74,680	25,299,344

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.2% (Continued)	Shares	Value
Real Estate — 8.9%
FRP Holdings, Inc. (a)	118,860	$6,646,651
Janus International Group, Inc. (a)	1,755,844	21,491,530
Lamar Advertising Company - Class A	92,359	10,478,128
Radius Global Infrastructure, Inc. - Class A (a)	344,257	5,621,717
SL Green Realty Corporation	70,000	4,958,800
		49,196,826
Technology — 4.0%
Avid Technology, Inc. (a)	365,000	10,555,800
Verra Mobility Corporation (a)	749,260	11,291,348
		21,847,148

Total Common Stocks (Cost $428,024,695)		$525,203,425

WARRANTS — 0.3%	Shares	Value
Alight, Inc. - Class A (a) (Cost $982,978)	483,333	$1,474,166

MONEY MARKET FUNDS — 5.1%	Shares	Value
First American Treasury Obligations Fund -Class Z, 0.01% (b) (Cost $28,090,121)	28,090,121	$28,090,121

Total Investments at Value — 100.6% (Cost $457,097,794)		$554,767,712

Liabilities in Excess of Other Assets — (0.6%)		(3,127,601)

Net Assets — 100.0%		$551,640,111

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 64.6%	Shares	Value
Communications — 2.6%
Alphabet, Inc. - Class A (a)	925	$2,473,006
Comcast Corporation - Class A	54,420	3,043,711
		5,516,717
Consumer Discretionary — 4.6%
Cannae Holdings, Inc. (a)	117,411	3,652,656
Hanesbrands, Inc.	112,905	1,937,450
Lowe’s Companies, Inc.	8,846	1,794,500
McDonald’s Corporation	10,246	2,470,413
		9,855,019
Consumer Staples — 7.0%
Anheuser-Busch InBev S.A./N.V. - ADR	34,591	1,950,241
Bunge Ltd.	39,012	3,172,456
Coca-Cola Company (The)	31,604	1,658,262
Diageo plc - ADR	12,545	2,421,185
Ingredion, Inc.	13,155	1,170,927
Philip Morris International, Inc.	27,471	2,603,976
Walgreen Boots Alliance, Inc.	41,726	1,963,208
		14,940,255
Energy — 6.2%
BP plc - ADR	106,338	2,906,218
Cabot Oil & Gas Corporation	104,748	2,279,316
Chevron Corporation	16,932	1,717,751
Devon Energy Corporation	61,215	2,173,745
Enbridge, Inc.	57,275	2,279,545
Enterprise Products Partners, L.P.	87,000	1,882,680
		13,239,255
Financials — 14.0%
Berkshire Hathaway, Inc. - Class B (a)	11,473	3,131,441
Brookfield Asset Management, Inc. - Class A	84,137	4,502,171
Capital One Financial Corporation	16,976	2,749,603
Diamond Hill Investment Group, Inc.	11,715	2,057,857
Fairfax Financial Holdings Ltd.	5,756	2,323,179
Fidelity National Financial, Inc.	77,691	3,522,510
JPMorgan Chase & Company	18,345	3,002,893
Markel Corporation (a)	2,366	2,827,677
Stewart Information Services Corporation	50,417	3,189,379
Truist Financial Corporation	41,862	2,455,206
		29,761,916
Health Care — 5.7%
Anthem, Inc.	4,673	1,742,094
Bristol-Myers Squibb Company	32,006	1,893,795
Johnson & Johnson	21,433	3,461,430

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Health Care — 5.7% (Continued)
Medtronic plc	22,304	$2,795,806
Perrigo Company plc	46,835	2,216,701
		12,109,826
Industrials — 8.6%
3M Company	15,092	2,647,439
Deere & Company	5,099	1,708,522
L3Harris Technologies, Inc.	10,096	2,223,543
Norfolk Southern Corporation	9,678	2,315,461
TE Connectivity Ltd.	19,630	2,693,629
United Parcel Service, Inc. - Class B	17,565	3,198,586
Watsco, Inc.	13,056	3,454,879
		18,242,059
Materials — 1.7%
NewMarket Corporation	6,465	2,190,148
Newmont Corporation	28,611	1,553,577
		3,743,725
Real Estate — 5.9%
Crown Castle International Corporation	12,840	2,225,429
Digital Realty Trust, Inc.	13,709	1,980,265
Gaming and Leisure Properties, Inc.	53,117	2,460,379
Lamar Advertising Company - Class A	26,732	3,032,745
SL Green Realty Corporation	39,952	2,830,200
		12,529,018
Technology — 4.1%
Microsoft Corporation	11,293	3,183,722
QUALCOMM, Inc.	17,205	2,219,101
Sony Group Corporation - ADR	30,174	3,336,641
		8,739,464
Utilities — 4.2%
Brookfield Infrastructure Partners, L.P.	41,245	2,314,257
Brookfield Renewable Partners, L.P.	76,999	2,842,033
Dominion Energy, Inc.	30,720	2,243,174
NextEra Energy, Inc.	20,584	1,616,256
		9,015,720

Total Common Stocks (Cost $106,576,866)		$137,692,974

EXCHANGE-TRADED FUNDS — 0.4%	Shares	Value
Utilities Select Sector SPDR Fund (The) (Cost $656,257)	13,027	$832,165

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS — 27.1%	Par Value	Value
Communications — 3.8%
AT&T, Inc., 0.90%, due 03/25/2024	$2,655,000	$2,659,002
Comcast Corporation, 3.15%, due 02/15/2028	2,500,000	2,711,808
Walt Disney Company (The), 3.35%, due 03/24/2025	2,505,000	2,703,442
		8,074,252
Consumer Discretionary — 3.1%
Amazon.com, Inc., 1.00%, due 05/12/2026	3,250,000	3,246,480
General Motors Financial Company, Inc, 1.50%, due 06/10/2026	3,425,000	3,403,891
		6,650,371
Consumer Staples — 1.9%
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,213,236
Walmart, Inc., 1.05%, due 09/17/2026	2,835,000	2,829,877
		4,043,113
Energy — 4.1%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	2,200,000	2,478,393
Halliburton Company, 3.80%, due 11/15/2025	2,325,000	2,545,363
MPLX, L.P., 4.13%, due 03/01/2027	3,250,000	3,627,167
		8,650,923
Financials — 1.7%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,232,503
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,424,303
		3,656,806
Health Care — 5.0%
Amgen, Inc., 2.20%, due 02/21/2027	2,400,000	2,481,824
CVS Health Corporation, 3.00%, due 08/15/2026	2,600,000	2,790,163
McKesson Corporation, 1.30%, due 08/15/2026	2,490,000	2,468,262
Styker Corporation, 1.15%, due 06/15/2025	2,990,000	3,012,351
		10,752,600
Industrials — 1.2%
John Deere Capital Corporation, 2.60%, due 03/07/2024	2,400,000	2,518,652

Materials — 1.2%
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	2,400,000	2,634,163

Real Estate — 1.4%
American Tower Corporation, 1.45%, due 09/15/2026	2,990,000	2,976,097

Technology — 2.4%
Fiserv, Inc., 3.20%, due 07/01/2026	2,325,000	2,509,123
PayPal Holdings, Inc., 2.40%, due 10/01/2024	2,400,000	2,521,625
		5,030,748
Utilities — 1.3%
Dominion Energy, Inc., 1.45%, due 04/15/2026	2,740,000	2,747,731

Total Fixed Rate Corporate Bonds (Cost $56,236,156)		$57,735,456

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) — 1.7%	Par Value	Value
Energy — 1.7%
BP Capital Markets plc, 0.772% (3MO LIBOR + 65), due 09/19/2022	$1,750,000	$1,759,208
ConocoPhillips Company, 1.025% (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,759,108
Total Variable Rate Corporate Bonds (Cost $3,509,549)		$3,518,316

U.S. TREASURY OBLIGATIONS — 4.5%	Par Value	Value
U.S. Treasury Notes — 4.5%
0.25%, due 06/15/2024	$4,500,000	$4,474,336
2.75%, due 06/30/2025	4,810,000	5,168,120
Total U.S. Treasury Obligations (Cost $9,295,483)		$9,642,456

MONEY MARKET FUNDS — 4.3%	Shares	Value
First American Treasury Obligations Fund -Class Z, 0.01% (c) (Cost $9,116,695)	9,116,695	$9,116,695

Total Investments at Value — 102.6% (Cost $185,391,006)		$218,538,062

Liabilities in Excess of Other Assets — (2.6%)		(5,531,654)

Net Assets — 100.0%		$213,006,408

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate

(a)	Non-income producing security.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. The reference rate and spread (in basis points) are indicated parenthetically.

(c)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

		Davenport	Davenport
	Davenport	Value &	Equity
	Core	Income	Opportunities
	Fund	Fund	Fund
ASSETS
Investments in securities:
At cost	$451,589,207	$622,482,082	$502,667,894
At value (Note 2)	$810,394,814	$842,217,643	$737,458,385
Cash	20,916,439	—	—
Receivable for capital shares sold	513,253	522,265	395,975
Dividends receivable	402,041	882,845	150,327
Other assets	24,457	26,331	25,461
TOTAL ASSETS	832,251,004	843,649,084	738,030,148

LIABILITIES
Payable for capital shares redeemed	103,411	123,918	145,234
Accrued investment advisory fees (Note 4)	532,754	531,719	468,689
Payable to administrator (Note 4)	62,820	64,180	59,430
Other accrued expenses	14,510	13,675	14,650
TOTAL LIABILITIES	713,495	733,492	688,003

NET ASSETS	$831,537,509	$842,915,592	$737,342,145

Net assets consist of:
Paid-in capital	$433,651,348	$613,435,197	$455,779,812
Accumulated earnings	397,886,161	229,480,395	281,562,333
Net assets	$831,537,509	$842,915,592	$737,342,145

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	25,125,665	43,884,918	28,679,621

Net asset value, offering price and redemption price per share (Note 2)	$33.10	$19.21	$25.71

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021 (Unaudited)

	Davenport	Davenport
	Small Cap	Balanced
	Focus	Income
	Fund	Fund
ASSETS
Investments in securities:
At cost	$457,097,794	$185,391,006
At value (Note 2)	$554,767,712	$218,538,062
Cash	—	1,287
Receivable for capital shares sold	277,526	174,655
Receivable for investment securities sold	2,176,409	—
Dividends and interest receivable	268,447	457,208
Other assets	22,712	18,861
TOTAL ASSETS	557,512,806	219,190,073

LIABILITIES
Payable for capital shares redeemed	457,460	1,133
Payable for investment securities purchased	5,012,308	6,022,213
Accrued investment advisory fees (Note 4)	342,067	132,104
Payable to administrator (Note 4)	46,820	20,560
Other accrued expenses	14,040	7,655
TOTAL LIABILITIES	5,872,695	6,183,665

NET ASSETS	$551,640,111	$213,006,408

Net assets consist of:
Paid-in capital	$416,850,094	$179,939,397
Accumulated earnings	134,790,017	33,067,011
Net assets	$551,640,111	$213,006,408

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	28,276,464	16,079,268

Net asset value, offering price and redemption price per share (Note 2)	$19.51	$13.25

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2021 (Unaudited)

		Davenport	Davenport
	Davenport	Value &	Equity
	Core	Income	Opportunities
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$3,657,971	$9,977,341	$2,468,784
Foreign withholding taxes on dividends	(64,032)	(238,213)	(75,958)
TOTAL INVESTMENT INCOME	3,593,939	9,739,128	2,392,826

EXPENSES
Investment advisory fees (Note 4)	3,087,066	3,190,573	2,699,709
Administration fees (Note 4)	354,140	370,304	334,734
Custodian and bank service fees	22,058	22,755	19,344
Registration and filing fees	18,859	18,052	20,241
Compliance service fees (Note 4)	16,506	16,933	14,770
Postage and supplies	13,675	15,211	8,470
Audit and tax services fees	8,710	8,710	8,710
Trustees’ fees (Note 4)	7,500	7,500	7,500
Insurance expense	6,136	6,532	5,450
Legal fees	2,978	2,978	2,978
Printing of shareholder reports	2,838	2,916	2,930
Other expenses	4,878	4,882	4,419
TOTAL EXPENSES	3,545,344	3,667,346	3,129,255

NET INVESTMENT INCOME (LOSS)	48,595	6,071,782	(736,429)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	39,226,033	9,329,604	48,063,590
Foreign currency transactions	—	51	—
Net change in unrealized appreciation (depreciation) on investments	29,981,572	26,462,926	13,257,513
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	69,207,605	35,792,581	61,321,103

NET INCREASE IN NET ASSETS FROM OPERATIONS	$69,256,200	$41,864,363	$60,584,674

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF OPERATIONS (Continued)
Six Months Ended September 30, 2021 (Unaudited)

	Davenport	Davenport
	Small Cap	Balanced
	Focus	Income
	Fund	Fund
INVESTMENT INCOME
Dividends	$3,850,999	$1,737,698
Foreign withholding taxes on dividends	—	(36,925)
Interest	—	660,336
TOTAL INVESTMENT INCOME	3,850,999	2,361,109

EXPENSES
Investment advisory fees (Note 4)	1,976,669	778,415
Administration fees (Note 4)	264,795	115,691
Registration and filing fees	23,088	16,102
Custodian and bank service fees	15,691	6,205
Audit and tax services fees	8,710	9,460
Compliance service fees (Note 4)	11,717	5,822
Postage and supplies	12,145	3,393
Trustees’ fees (Note 4)	7,500	7,500
Insurance expense	4,107	1,916
Legal fees	2,978	2,978
Printing of shareholder reports	2,059	1,484
Other expenses	4,926	5,456
TOTAL EXPENSES	2,334,385	954,422

NET INVESTMENT INCOME	1,516,614	1,406,687

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	37,853,148	1,744,811
Foreign currency transactions	—	7
Net change in unrealized appreciation (depreciation) on investments	(4,175,959)	3,974,534
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	33,677,189	5,719,352

NET INCREASE IN NET ASSETS FROM OPERATIONS	$35,193,803	$7,126,039

See accompanying notes to financial statements.

DAVENPORT CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	September 30,	Ended
	2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$48,595	$1,083,134
Net realized gains from investment transactions	39,226,033	51,936,626
Net change in unrealized appreciation (depreciation) on investments	29,981,572	185,517,997
Net increase in net assets from operations	69,256,200	238,537,757

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(29,597,897)	(7,580,285)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	33,433,145	81,704,747
Net asset value of shares issued in reinvestment of distributions to shareholders	27,970,967	7,144,032
Payments for shares redeemed	(25,574,658)	(50,325,007)
Net increase in net assets from capital share transactions	35,829,454	38,523,772

TOTAL INCREASE IN NET ASSETS	75,487,757	269,481,244

NET ASSETS
Beginning of period	756,049,752	486,568,508
End of period	$831,537,509	$756,049,752

CAPITAL SHARE ACTIVITY
Shares sold	1,001,309	2,916,187
Shares reinvested	874,093	245,190
Shares redeemed	(769,998)	(1,798,302)
Net increase in shares outstanding	1,105,404	1,363,075
Shares outstanding at beginning of period	24,020,261	22,657,186
Shares outstanding at end of period	25,125,665	24,020,261

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	September 30,	Ended
	2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$6,071,782	$11,924,205
Net realized gains from:
Investment	9,329,604	9,866,725
Foreign currency transactions	51	9,661
Net change in unrealized appreciation (depreciation) on investments	26,462,926	242,664,502
Net increase in net assets from operations	41,864,363	264,465,093

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(15,968,454)	(30,159,305)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	36,660,667	55,557,815
Net asset value of shares issued in reinvestment of distributions to shareholders	14,723,246	27,765,720
Payments for shares redeemed	(24,016,072)	(77,089,040)
Net increase in net assets from capital share transactions	27,367,841	6,234,495

TOTAL INCREASE IN NET ASSETS	53,263,750	240,540,283

NET ASSETS
Beginning of period	789,651,842	549,111,559
End of period	$842,915,592	$789,651,842

CAPITAL SHARE ACTIVITY
Shares sold	1,867,870	3,396,437
Shares reinvested	745,208	1,887,043
Shares redeemed	(1,224,420)	(4,911,525)
Net increase in shares outstanding	1,388,658	371,955
Shares outstanding at beginning of period	42,496,260	42,124,305
Shares outstanding at end of period	43,884,918	42,496,260

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	September 30,	Ended
	2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment loss	$(736,429)	$(720,357)
Net realized gains from investment transactions	48,063,590	56,691,001
Net change in unrealized appreciation (depreciation) on investments	13,257,513	199,310,818
Net increase in net assets from operations	60,584,674	255,281,462

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(28,128,594)	(57,836,135)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	36,052,004	64,622,341
Net asset value of shares issued in reinvestment of distributions to shareholders	26,928,431	55,111,668
Payments for shares redeemed	(17,208,613)	(43,227,779)
Net increase in net assets from capital share transactions	45,771,822	76,506,230

TOTAL INCREASE IN NET ASSETS	78,227,902	273,951,557

NET ASSETS
Beginning of period	659,114,243	385,162,686
End of period	$737,342,145	$659,114,243

CAPITAL SHARE ACTIVITY
Shares sold	1,400,732	2,938,614
Shares reinvested	1,091,102	2,696,462
Shares redeemed	(669,286)	(2,034,334)
Net increase in shares outstanding	1,822,548	3,600,742
Shares outstanding at beginning of period	26,857,073	23,256,331
Shares outstanding at end of period	28,679,621	26,857,073

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	September 30,	Ended
	2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$1,516,614	$385,650
Net realized gains from investment transactions	37,853,148	50,921,601
Net change in unrealized appreciation (depreciation) on investments	(4,175,959)	120,221,304
Net increase in net assets from operations	35,193,803	171,528,555

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(30,770,848)	(21,680,576)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	51,931,110	171,495,764
Net asset value of shares issued in reinvestment of distributions to shareholders	29,524,389	20,862,759
Payments for shares redeemed	(25,493,963)	(31,027,912)
Net increase in net assets from capital share transactions	55,961,536	161,330,611

TOTAL INCREASE IN NET ASSETS	60,384,491	311,178,590

NET ASSETS
Beginning of period	491,255,620	180,077,030
End of period	$551,640,111	$491,255,620

CAPITAL SHARE ACTIVITY
Shares sold	2,685,565	9,838,043
Shares reinvested	1,552,321	1,189,765
Shares redeemed	(1,321,733)	(1,836,903)
Net increase in shares outstanding	2,916,153	9,190,905
Shares outstanding at beginning of period	25,360,311	16,169,406
Shares outstanding at end of period	28,276,464	25,360,311

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	September 30,	Ended
	2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$1,406,687	$2,931,076
Net realized gains (losses) from:
Investments	1,744,811	(1,672,521)
Foreign currency transactions	7	1,304
Net change in unrealized appreciation (depreciation) on investments	3,974,534	45,859,081
Net increase in net assets from operations	7,126,039	47,118,940

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,254,296)	(3,387,277)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,403,020	24,102,431
Net asset value of shares issued in reinvestment of distributions to shareholders	1,153,309	3,129,373
Payments for shares redeemed	(7,607,651)	(21,674,331)
Net increase in net assets from capital share transactions	13,948,678	5,557,473

TOTAL INCREASE IN NET ASSETS	19,820,421	49,289,136

NET ASSETS
Beginning of period	193,185,987	143,896,851
End of period	$213,006,408	$193,185,987

CAPITAL SHARE ACTIVITY
Shares sold	1,525,656	2,042,099
Shares reinvested	85,673	262,264
Shares redeemed	(570,323)	(1,884,408)
Net increase in shares outstanding	1,041,006	419,955
Shares outstanding at beginning of period	15,038,262	14,618,307
Shares outstanding at end of period	16,079,268	15,038,262

See accompanying notes to financial statements.

DAVENPORT CORE FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months
	Ended
	Sept. 30,
	2021		Years Ended March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$31.48		$21.48	$23.75	$22.96	$21.15	$18.78

Income (loss) from investment operations:
Net investment income	0.00	(a)	0.05	0.14	0.11	0.09	0.11
Net realized and unrealized gains (losses) on investments	2.85		10.27	(1.80)	1.74	2.29	2.92
Total from investment operations	2.85		10.32	(1.66)	1.85	2.38	3.03

Less distributions from:
Net investment income	—		(0.07)	(0.14)	(0.11)	(0.11)	(0.10)
Net realized gains	(1.23)		(0.25)	(0.47)	(0.95)	(0.46)	(0.56)
Total distributions	(1.23)		(0.32)	(0.61)	(1.06)	(0.57)	(0.66)

Net asset value at end of period	$33.10		$31.48	$21.48	$23.75	$22.96	$21.15

Total return (b)	9.20	% (c)	48.20%	(7.36%)	8.21%	11.38%	16.56%

Net assets at end of period (000’s)	$831,538		$756,050	$486,569	$516,228	$464,919	$399,432

Ratio of total expenses to average net assets	0.86	% (d)	0.87%	0.89%	0.89%	0.90%	0.90%

Ratio of net investment income to average net assets	0.01	% (d)	0.17%	0.55%	0.48%	0.41%	0.56%

Portfolio turnover rate	13	% (c)	30%	12%	21%	22%	23%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months
	Ended
	Sept. 30,
	2021		Years Ended March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$18.58		$13.04	$16.38	$16.85	$15.97	$14.40

Income (loss) from investment operations:
Net investment income	0.14		0.28	0.35	0.36	0.30	0.30
Net realized and unrealized gains (losses) on investments and foreign currencies	0.86		5.98	(3.00)	0.12	1.39	1.64
Total from investment operations	1.00		6.26	(2.65)	0.48	1.69	1.94

Less distributions from:
Net investment income	(0.14)		(0.27)	(0.36)	(0.36)	(0.30)	(0.31)
Net realized gains	(0.23)		(0.45)	(0.33)	(0.59)	(0.51)	(0.06)
Total distributions	(0.37)		(0.72)	(0.69)	(0.95)	(0.81)	(0.37)

Net asset value at end of period	$19.21		$18.58	$13.04	$16.38	$16.85	$15.97

Total return (a)	5.34	% (b)	49.55%	(16.97%)	2.96%	10.67%	13.60%

Net assets at end of period (000’s)	$842,916		$789,652	$549,112	$672,954	$648,456	$561,995

Ratio of total expenses to average net assets	0.86	% (c)	0.87%	0.88%	0.88%	0.88%	0.89%

Ratio of net investment income to average net assets	1.43	% (c)	1.78%	2.07%	2.21%	1.79%	1.96%

Portfolio turnover rate	5	% (b)	34%	28%	18%	22%	26%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months
	Ended
	Sept. 30,
	2021		Years Ended March 31,
	(Unaudited)		2021	2020		2019	2018	2017
Net asset value at beginning of period	$24.54		$16.56	$18.98		$17.75	$15.64	$14.73

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.03)	(0.00	) (a)	(0.02)	(0.04)	0.00	(a)
Net realized and unrealized gains (losses) on investments	2.24		10.42	(1.59)		1.91	2.15	1.10
Total from investment operations	2.21		10.39	(1.59)		1.89	2.11	1.10

Less distributions from:
Net realized gains	(1.04)		(2.41)	(0.83)		(0.66)	—	(0.19)

Net asset value at end of period	$25.71		$24.54	$16.56		$18.98	$17.75	$15.64

Total return (b)	9.16	% (c)	66.20%	(9.13%)		11.02%	13.49%	7.57%

Net assets at end of period (000’s)	$737,342		$659,114	$385,163		$409,002	$399,460	$351,754

Ratio of total expenses to average net assets	0.87	% (d)	0.88%	0.90%		0.91%	0.91%	0.92%

Ratio of net investment loss to average net assets	(0.20	%) (d)	(0.13%)	(0.20%)		(0.13%)	(0.23%)	0.00	% (e)

Portfolio turnover rate	11	% (c)	31%	21%		19%	21%	23%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Percentage rounds to less than 0.01%.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months
	Ended
	Sept. 30,
	2021		Years Ended March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$19.37		$11.14	$13.25	$13.01	$12.13	$9.34

Income (loss) from investment operations:
Net investment income	0.06		0.04	0.05	0.06	0.02	0.02
Net realized and unrealized gains (losses) on investments	1.26		9.28	(1.84)	0.44	1.22	2.77
Total from investment operations	1.32		9.32	(1.79)	0.50	1.24	2.79

Less distributions from:
Net investment income	—		(0.20)	(0.10)	—	—	—
Net realized gains	(1.18)		(0.89)	(0.22)	(0.26)	(0.36)	—
Total distributions	(1.18)		(1.09)	(0.32)	(0.26)	(0.36)	—

Net asset value at end of period	$19.51		$19.37	$11.14	$13.25	$13.01	$12.13

Total return (a)	6.96	% (b)	84.84%	(14.08%)	3.90%	10.28%	29.87%

Net assets at end of period (000’s)	$551,640		$491,256	$180,077	$152,063	$116,239	$74,946

Ratio of total expenses to average net assets	0.89	% (c)	0.91%	0.95%	0.97%	1.00%	1.06%

Ratio of net investment income to average net assets	0.58	% (c)	0.12%	0.40%	0.51%	0.26%	0.09%

Portfolio turnover rate	25	% (b)	54%	66%	60%	48%	37%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months
	Ended
	Sept. 30,
	2021		Years Ended March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$12.85		$9.84	$11.34	$11.28	$11.02	$10.27

Income (loss) from investment operations:
Net investment income	0.09		0.20	0.25	0.25	0.20	0.14
Net realized and unrealized gains (losses) on investments and foreign currencies	0.39		3.04	(1.41)	0.12	0.33	0.74
Total from investment operations	0.48		3.24	(1.16)	0.37	0.53	0.88

Less distributions from:
Net investment income	(0.08)		(0.23)	(0.23)	(0.24)	(0.17)	(0.13)
Net realized gains	—		—	(0.08)	(0.07)	(0.10)	—
Return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.08)		(0.23)	(0.34)	(0.31)	(0.27)	(0.13)

Net asset value at end of period	$13.25		$12.85	$9.84	$11.34	$11.28	$11.02

Total return (a)	3.73	% (b)	33.14%	(10.59%)	3.35%	4.81%	8.59%

Net assets at end of period (000’s)	$213,006		$193,186	$143,897	$142,199	$129,268	$83,419

Ratio of total expenses to average net assets	0.92	% (c)	0.93%	0.95%	0.96%	0.97%	1.13	% (d)

Ratio of net investment income to average net assets	1.35	% (c)	1.73%	2.18%	2.28%	1.85%	1.55%

Portfolio turnover rate	11	% (b)	29%	29%	30%	23%	16%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)	Absent advisory fee reductions and expense reimbursements recouped by the Adviser., the ratio of net expenses to average net assets would have been 1.08% for the year ended March 31, 2017.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Unaudited)

1.	Organization

Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not incorporated in this report.

Davenport Core Fund’s investment objective is long-term growth of capital.

Davenport Value & Income Fund’s investment objective is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

Davenport Equity Opportunities Fund’s investment objective is long-term capital appreciation.

Davenport Small Cap Focus Fund’s investment objective is long-term capital appreciation.

Davenport Balanced Income Fund’s investment objective is current income and an opportunity for long-term growth.

Davenport Core Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund are each classified as a diversified fund. Davenport Equity Opportunities Fund is classified as a non-diversified fund.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides entities with guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently assessing the impact of the ASU on the Funds.

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of September 30, 2021, by security type:

Davenport Core Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$798,087,061	$—	$—	$798,087,061
Money Market Funds	12,307,753	—	—	12,307,753
Total	$810,394,814	$—	$—	$810,394,814

Davenport Value & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$817,934,120	$—	$—	$817,934,120
Money Market Funds	24,283,523	—	—	24,283,523
Total	$842,217,643	$—	$—	$842,217,643

Davenport Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$687,996,463	$—	$—	$687,996,463
Money Market Funds	49,461,922	—	—	49,461,922
Total	$737,458,385	$—	$—	$737,458,385

Davenport Small Cap Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$525,203,425	$—	$—	$525,203,425
Warrants	1,474,166	—	—	1,474,166
Money Market Funds	28,090,121	—	—	28,090,121
Total	$554,767,712	$—	$—	$554,767,712

Davenport Balanced Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$137,692,974	$—	$—	$137,692,974
Exchange-Traded Funds	832,165	—	—	832,165
Fixed Rate Corporate Bonds	—	57,735,456	—	57,735,456
Variable Rate Corporate Bonds	—	3,518,316	—	3,518,316
U.S. Treasury Obligations	—	9,642,456	—	9,642,456
Money Market Funds	9,116,695	—	—	9,116,695
Total	$147,641,834	$70,896,228	$—	$218,538,062

Refer to each Fund’s Schedule of Investments for a listing of the securities by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the six months ended September 30, 2021.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign currency translation — Investment securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities are amortized using the interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. These amounts are recorded once the issuers provide information about the actual composition of the distributions. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of Davenport Core Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund; and declared and paid semi-annually to shareholders of Davenport Equity Opportunities Fund. Net realized

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended September 30, 2021 and March 31, 2021 was as follows:

	Periods	Ordinary	Long-Term	Return of	Total
	Ended	Income	Capital Gains	Capital	Distributions
Davenport Core Fund	09/30/21	$—	$29,597,897	$—	$29,597,897
	03/31/21	$1,295,840	$6,284,445	$—	$7,580,285
Davenport Value & Income Fund	09/30/21	$11,403,420	$4,565,034	$—	$15,968,454
	03/31/21	$11,488,740	$18,670,565	$—	$30,159,305
Davenport Equity Opportunities Fund	09/30/21	$4,545,459	$23,583,135	$—	$28,128,594
	03/31/21	$2,417,261	$55,418,874	$—	$57,836,135
Davenport Small Cap Focus Fund	09/30/21	$25,671,529	$5,099,319	$—	$30,770,848
	03/31/21	$14,887,481	$6,793,095	$—	$21,680,576
Davenport Balanced Income Fund	09/30/21	$1,254,296	$—	$—	$1,254,296
	03/31/21	$3,260,204	$—	$127,073	$3,387,277

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of September 30, 2021:

			Davenport
		Davenport	Equity
	Davenport	Value &	Opportunities
	Core Fund	Income Fund	Fund
Cost of portfolio investments	$451,595,698	$622,551,855	$503,222,134
Gross unrealized appreciation	$361,081,871	$241,236,428	$250,160,292
Gross unrealized depreciation	(2,282,755)	(21,570,640)	(15,924,041)
Net unrealized appreciation	358,799,116	219,665,788	234,236,251
Accumulated ordinary income (loss)	(138,686)	488,134	(736,429)
Other gains	39,225,731	9,326,473	48,062,511
Accumulated earnings	$397,886,161	$229,480,395	$281,562,333

	Davenport	Davenport
	Small Cap	Balanced
	Focus Fund	Income Fund
Cost of portfolio investments	$457,172,737	$185,197,749
Gross unrealized appreciation	$118,726,586	$37,105,722
Gross unrealized depreciation	(21,131,611)	(3,765,409)
Net unrealized appreciation	97,594,975	33,340,313
Accumulated ordinary income	2,280,995	152,399
Other gains	34,914,047	1,744,812
Capital loss carryforwards	—	(2,170,513)
Accumulated earnings	$134,790,017	$33,067,011

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales, and adjustments to basis on publicly traded partnerships.

As of March 31, 2021, Davenport Balanced Income Fund had a short-term capital loss carryforward of $711,497 and a long-term capital loss carryforward of $1,459,016 for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing taxable gains distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for each Fund for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2021:

			Davenport
		Davenport	Equity
	Davenport	Value &	Opportunities
	Core Fund	Income Fund	Fund
Purchases of investment securities	$102,205,784	$60,616,580	$89,062,483
Proceeds from sales of investment securities	$110,240,027	$38,144,125	$77,233,054

	Davenport	Davenport
	Small Cap	Balanced
	Focus Fund	Income Fund
Purchases of investment securities	$166,181,591	$35,590,092
Proceeds from sales and maturities of investment securities	$124,547,755	$13,048,037

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by Davenport & Company LLC (the “Adviser”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets. Certain officers and a Trustee of the Trust are also officers of the Adviser.

A significant portion of the Funds’ investment trades are executed through an affiliated broker-dealer of the Adviser. No commissions are paid by the Funds to the Adviser or the affiliate for these trades.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus received from the Trust an annual retainer of $24,000, payable quarterly; a fee of $2,000 for attendance at

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of such fees along with the other series of the Trust.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of September 30, 2021, Davenport Core Fund had 27.9% of the value of its net assets invested in common stocks within the Technology sector and Davenport Equity Opportunities Fund had 26.3% of the value of its net assets invested in common stocks within the Consumer Discretionary sector.

6.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE DAVENPORT FUNDS
YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 through September 30, 2021).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

THE DAVENPORT FUNDS
YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value
	April 1,	September 30,	Expense	Expenses Paid
	2021	2021	Ratio(a)	During Period(b)
Davenport Core Fund
Based on Actual Fund Return	$1,000.00	$1,092.00	0.86%	$4.51
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.76	0.86%	$4.36
Davenport Value & Income Fund
Based on Actual Fund Return	$1,000.00	$1,053.40	0.86%	$4.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.76	0.86%	$4.36
Davenport Equity Opportunities Fund
Based on Actual Fund Return	$1,000.00	$1,091.60	0.87%	$4.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.71	0.87%	$4.41
Davenport Small Cap Focus Fund
Based on Actual Fund Return	$1,000.00	$1,069.60	0.89%	$4.62
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.61	0.89%	$4.51
Davenport Balanced Income Fund
Based on Actual Fund Return	$1,000.00	$1,037.30	0.92%	$4.70
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.46	0.92%	$4.66

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE DAVENPORT FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-281-3217. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A complete listing of portfolio holdings for each Fund is updated daily and can be reviewed at the Funds’ website at www.investdavenport.com.

Privacy Notice

FACTS	WHAT DO THE DAVENPORT FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■       Social Security number

■       Assets

■       Retirement Assets

■       Transaction History

■       Checking Account Information

■       Purchase History

■       Account Balances

■       Account Transactions

■       Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Davenport Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Davenport Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-281-3217

Who we are
Who is providing this notice?	Williamsburg Investment Trust Ultimus Fund Distributors, LLC Ultimus Fund Solutions, LLC
What we do
How do The Davenport Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do The Davenport Funds collect my personal information?

We collect your personal information, for example, when you

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tell us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■      Davenport & Company LLC, the investment adviser to The Davenport Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Davenport Funds do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Davenport Funds don’t jointly market.

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THE DAVENPORT FUNDS

Investment Adviser
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-281-3217

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 N Water Street,
Suite 830
Milwaukee, WI 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
Robert S. Harris, Ph.D., Chairman
John P. Ackerly, IV
John T. Bruce
George K. Jennison
Harris V. Morrissette
Elizabeth W. Robertson

Officers
John P. Ackerly, IV, President
Cheryl A. Hatcher, Vice President
George L. Smith, III, Vice President

Davenport-SAR-21

THE
GOVERNMENT STREET
FUNDS

No-Load Mutual Funds
Semi-Annual Report
September 30, 2021
(Unaudited)

The Government Street Equity Fund
The Government Street Mid-Cap Fund

LETTER FROM THE PRESIDENT	October 15, 2021

Dear Fellow Shareholders:

We are enclosing for your review the Semi-Annual Reports of The Government Street Funds for the period ended September 30, 2021.

The Government Street Equity Fund

The Government Street Equity Fund (the “Fund”) had a positive 10.22% total return for the six-month period ended September 30, 2021. By comparison, the S&P 500® Index and the Morningstar Large Blend categories returned 9.18% and 7.31%, respectively.

	Government	S&P 500	Morningstar
	Street Equity	Index	Large Blend
3 Qtr 2021	0.97%	0.58%	-0.21%
2 Qtr 2021	9.16%	8.55%	7.54%
1 Qtr 2021	5.42%	6.17%	6.74%
4 Qtr 2020	10.73%	12.15%	12.78%
Year End 9/30/21	28.67%	30.00%	29.18%

As can be seen in the chart above, the Fund and the other representative measures of large-capitalization securities enjoyed strong positive returns for the semi-annual period covered by this report.

Four quarters of positive returns make for a good report. This result is particularly appreciated given that it is achieved in the shadow of the continuing COVID-19 crisis, supply chain disruptions, political chaos and mounting monetary and fiscal debt burdens. The old adage that the “market climbs a wall of worry” has seldom been truer. With the exception of a minimal loss in the Utilities Sector, every other Industrial Category turned in substantial positive returns.

Within the S&P 500, growth stocks outperformed value stocks for the twelve months by 28.9% to 1.2%, respectively.

Major purchases for the semi-annual period were T. Rowe Price Group (Financials), Marsh & McLennan. (Financials) and Regeneron Pharma (Health Care).

Major sales for the semi-annual period were Truist Financial Corp. (Financials) and Chevron (Energy).

The transactions, in total, were distributed along the investment sectors of your Fund with the Standard & Poor’s 500 sectors as guidelines. While your Fund is not invested with a pseudo index approach, the sectors provide an objective comparison for the diversification we believe important for the control of relative risk in your portfolio. Overall we depend on our own conclusions as to the ultimate security selection and position weightings.

1

The top 10 holdings in The Government Street Equity Fund as of September 30, 2021 were:

Security Description	% of Net Assets
NVIDIA Corporation	5.56%
Bio-Techne Corporation	4.92%
JPMorgan Chase & Company	4.91%
Microsoft Corporation	3.84%
Amazon, Inc.	3.81%
Apple, Inc.	3.54%
Lockheed Martin Corporation	3.29%
Honeywell International	3.18%
Wal-Mart Store, Inc.	2.56%
Alphabet, Inc. – Class A	2.55%

There were significant individual performances during the six-months ended September 30, 2021. The five highest returns, held for the entire 6 months, as measured by the time weighted rate of return were:

6 Month
Security Description	Performance
Blackstone, Inc.	58.51%
NVIDIA Corporation	54.52%
Albemarle Corporation	50.46%
Edwards Lifesciences Corporation	35.35%
Ares Management Corporation	33.59%

The five worst individual performances, held for the six-months ended September 30, 2021, as measured by time weighted rate of return for the entire period were:

6 Month
Security Description	Performance
Lockheed Martin Corporation	-5.27%
Barrick Gold Corporation	-6.76%
Skyworks Solutions, Inc.	-9.65%
Deere & Company	-9.95%
Caterpillar, Inc.	-16.39%

The Fund’s best performing economic sector for the 6 months was Real Estate, up 30.9%. The second-best sector was Communications up 19.8%. The worst performing sector was Utilities down -4.4%.

Note: The investment performances listed for economic sectors and securities in the two preceding paragraphs are extracted from an in-house independent time-weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the twelve-months ended September 30, 2021.

Our past commentaries, for several periods, have focused on the growing Governmental debt burden brought about by what we consider to be irresponsible political spending programs. The upward spiral of the borrowed funds has been accelerated by the unanticipated new factor in the form of the COVID-19 pandemic.

2

While unarguably necessary to offset the dire consequences of many total business shutdowns, the actions of our Congress have raised the debt burden to an excess of $28+ trillion, with promise of more to come. The result of the increase has led to the United States, without doubt, solidifying its position currently as the largest debtor nation in the world.

It is impossible to evaluate the implications for our future economic well-being to be derived from investments. It may well be “different this time.” Certainly the prescribed low, and possibly negative, interest rates perceived to be a stimulus for the economy upends the prospects for retirement funds, endowments, savings, earnings, etc. It is our assessment that the by-product of our financial predicament portends movement toward greater acceptance of risks in stock and bond investments to compensate for the new investment realities.

It is very difficult to discern true return growth of market participants from that caused by extraordinary soft monetary and fiscal policies. It appears that much of stimulative Government payments to individuals are making their way into our stock markets. Additionally, continuing low mortgage rates below current inflation rates are credited with one of the largest home buying and building increases on record. It remains to be seen if the current “sugar high” of easy money will convert to true growth or another historic bubble to be popped by recessionary forces.

Beyond today, the current political consideration of adding an additional $3-$8 Trillion to the national debt is truly daunting. The suggestion of raising taxes and changing wealth transfer regulations is sobering. The total interest burden on the National debt is estimated to be less than a 2% average. If the general level of interest rates is ever allowed to seek an unmanaged normal level, every 1% debt service would contribute to erosion or elimination of discretionary items in the country’s budget.

While we truly hope for a positive development for our fundamental investment future, we continue to focus significant efforts to address the mitigation of risks in the portfolio. As in the past, we continue to broadly diversify the Fund. Your Fund has increased the number of common stock holdings to 70 from a year ago position of 58 companies. Cash equivalent positions are approximately 1.8%. The companies invested in your Fund were represented in all of the Government’s Industrial Sectors.

As of September 30, 2021, the Fund’s net assets were $73.3 million; net asset value per share was $103.87; and the annualized ratio of expenses to net average assets was 0.84%. Portfolio turnover rate was 4% (not annualized). Income dividends of $0.3287 per share and capital gains of $4.6855 per share were distributed to shareholders during the six months ended September 30, 2021.

3

The Government Street Mid-Cap Fund

The Government Street Mid-Cap Fund (the “Fund”), as of September 30, 2021, produced a fiscal six-month total return of 10.44%. By comparison, the Standard & Poor’s 400® Index and the Morningstar Mid Cap Blended Index, used as relative performance benchmarks, were 1.81% and 3.78%, respectively.

	Government	S&P 400	Morningstar
	Street Mid-Cap	Index	Mid Cap Blend
3 Qtr 2021	0.73%	-1.76%	-1.65%
2 Qtr 2021	9.64%	3.64%	5.52%
1 Qtr 2021	6.53%	13.47%	10.88%
4 Qtr 2020	17.32%	24.37%	20.72%
Year End 9/30/21	38.03%	43.68%	38.90%

The mid-capitalization category of individual companies is usually represented by the SPDR S&P Mid Cap 400 ETF Trust currently ranging from approximately $1.26 billion to $17.76 billion (based on 8/31/2021 Morningstar data) market values. Generally, these companies are considered to have slightly higher risk and return characteristics than the S&P 500 companies, which start at the upper end of the mid-cap values and range in sizes 10 times or greater in terms of capitalization. As you would guess, the mid-cap companies tend to be primarily domestically oriented.

The Fund has a slightly different range of capitalizations than the SPDR S&P Mid Cap 400 ETF Trust. Upper and lower limits for Fund purchase consideration are $11.7 billion and $894 million, respectively. There are two provisions that allow the makeup of the Fund to exceed those limits. To the extent securities originally purchased within the limits have grown to greater capitalizations, they may be retained without limitation. Secondly, the Fund manager has latitude to purchase and hold up to 20% of the Fund’s value outside the limitations.

The top 10 holdings in The Government Street Mid-Cap Fund as of September 30, 2021 were:

Security Description	% of Net Assets
Mid-America Apartment Communities, Inc.	4.53%
Fidelity Institutional Govt Cl I (cash equivalents)	4.39%
NVIDIA Corporation	3.48%
Bio-Techne Corporation	3.13%
Chas.RVR.Labs.Intl.	3.00%
Nasdaq, Inc.	2.65%
Teleflex, Inc.	2.40%
Albemarle Corporation	2.38%
Chemed Corporation	2.26%
Waste Connections, Inc.	2.14%

4

There were significant individual performances during the six-months ended September 30, 2021. The five highest returns, held for the entire period, as measured by the time weighted rate of return, were:

6 Month
Security Description	Performance
L3harris Technologies, Inc.	87.49%
American Finl.GP.Ohio	79.80%
Brown & Brown Inc.	66.68%
VF Corporation	55.25%
UGI Corporation	50.46%

The five worst individual performances, held for the entire period, as measured by time-weighted rate of return, were:

6 Month
Security Description	Performance
InterDigital, Inc.	-28.08%
Fidelity Institutional Govt Cl I	-31.64%
Penumbra, Inc.	-39.22%
Teledyne Technologies, Inc.	-39.80%
Analog Devices, Inc.	-44.47%

The Fund’s best performing economic sector for the 6-months was Energy, up 46.9%. The second-best sector was Real Estate, up 30.90%. The worst performing sector was Utilities, down -4.6%.

Note: The investment performances listed for economic sectors and securities in the two preceding paragraphs are extracted from an in-house independent time-weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the year ended September 30, 2021.

We believe that mid-cap stocks offer an attractive combination of growth and safety as they have successfully overcome startup challenges yet remain nimble enough to generate stronger growth than large cap stocks. Mid-cap stocks have been able to match the performance of large cap stocks in down markets while exceeding large cap performance in up markets, leading to long-term outperformance.

The strategy to manage risks in the Fund is primarily thru diversification over the eleven economic sectors. The securities which comprise the Fund are represented in each of those sectors according to their perceived investment prospects. Finally, in periods of expected volatility, the Fund will hold higher than normal (defined as 5% or lower) cash equivalent positions. On September 30, 2021, the cash equivalent position was 4.4%. In all cases, the intent is to manage the portfolio’s volatility, which should result in greater compounded returns over time.

5

It may be interesting for the readers to compare and contrast the Global Industry Classification Standard (GICS) sectors between the larger capitalization SPDR S&P 500 ETF Trust and the lower capitalization SPDR S&P Mid Cap 400 ETF. The approximate weights based on component’s capitalizations change daily but are reasonably stable over short periods. As of September 30, 2021, they are:

GICS	S&P 500	S&P 400
Energy	7.86%	2.41%
Materials	2.17%	5.29%
Industrials	8.47%	18.46%
Consumer Discretionary	12.08%	15.61%
Consumer Staples	6.18%	3.83%
Health Care	13.09%	10.04%
Financials	14.25%	15.26%
Information Technology	24.60%	14.94%
Telecommunication Services	11.27%	1.57%
Utilities	2.46%	2.86%
Real Estate	2.56%	9.73%

The Government Street Mid Cap Fund uses the SPDR S&P Mid Cap 400 ETF sector weights for guidance in its diversification of investment holdings.

As of September 30, 2021, the net assets of the Government Street Mid Cap Fund were $61.8 million, and the net asset value per share was $38.49. The turnover rate for the previous six-months was 2% and the total number of holdings was 87 as of September 30, 2021. The net annualized expense ratio for the Fund was 1.01%. Income dividends of $0.0920 per share and capital gains of $0.8710 per share were distributed to shareholders during the six-months ended September 30, 2021.

Thank you for your continued confidence in The Government Street Funds. Please call us if we can be of further service to you.

Very truly yours,

Thomas W. Leavell

President

Leavell Investment Management, Inc.

The Government Street Funds

6

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Asset Allocation

(% of Net Assets)

30%
25%
20%
15%
10%
5%
0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Cash Equivalents

Top Ten Equity Holdings

Security Description	% of Net Assets

NVIDIA Corporation	5.6%
Bio-Techne Corporation	4.9%
JPMorgan Chase & Company	4.9%
Alphabet, Inc. - Classes A and C	4.9%
Microsoft Corporation	3.8%
Amazon.com, Inc.	3.8%
Apple, Inc.	3.5%
Lockheed Martin Corporation	3.3%
Honeywell International, Inc.	3.2%
Walmart, Inc.	2.6%

7

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Asset Allocation

(% of Net Assets)

20%
15%
10%
5%
0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Cash Equivalents

Top Ten Equity Holdings

Security Description	% of Net Assets

Mid-America Apartment Communities, Inc.	4.5%
NVIDIA Corporation	3.5%
Bio-Techne Corporation	3.1%
Charles River Laboratories International, Inc.	3.0%
Nasdaq, Inc.	2.7%
Teleflex, Inc.	2.4%
Albemarle Corporation	2.4%
Chemed Corporation	2.3%
Waste Connections, Inc.	2.1%
Bio-Rad Laboratories, Inc. - Class A	2.1%

8

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 98.3%	Shares	Value
Communications — 6.7%
Alphabet, Inc. - Class A (a)	700	$1,871,464
Alphabet, Inc. - Class C (a)	642	1,711,129
Comcast Corporation - Class A	20,000	1,118,600
Twitter, Inc. (a)	4,000	241,560
		4,942,753
Consumer Discretionary — 11.3%
Amazon.com, Inc. (a)	850	2,792,284
Home Depot, Inc. (The)	5,000	1,641,300
Lowe’s Companies, Inc.	6,000	1,217,160
McDonald’s Corporation	5,000	1,205,550
NIKE, Inc. - Class B	10,000	1,452,300
		8,308,594
Consumer Staples — 4.4%
Coca-Cola Company (The)	3,500	183,645
Costco Wholesale Corporation	1,000	449,350
Kroger Company (The)	4,500	181,935
Procter & Gamble Company (The)	4,000	559,200
Walmart, Inc.	13,500	1,881,630
		3,255,760
Energy — 1.3%
Cheniere Energy, Inc. (a)	3,000	293,010
Devon Energy Corporation	10,000	355,100
ONEOK, Inc.	5,000	289,950
		938,060
Financials — 13.6%
Aflac, Inc.	16,000	834,080
Ares Management Corporation - Class A	5,000	369,150
Blackstone, Inc.	13,000	1,512,420
Brookfield Asset Management, Inc. - Class A	28,000	1,498,280
CME Group, Inc.	4,000	773,520
Intercontinental Exchange, Inc.	5,000	574,100
JPMorgan Chase & Company	22,000	3,601,180
Marsh & McLennan Companies, Inc.	2,500	378,575
T. Rowe Price Group, Inc.	2,000	393,400
		9,934,705
Health Care — 11.1%
Abbott Laboratories	9,500	1,122,235
AbbVie, Inc.	11,500	1,240,505
Bio-Techne Corporation	7,450	3,610,046
Edwards Lifesciences Corporation (a)	4,800	543,408
Johnson & Johnson	2,250	363,375
Pfizer, Inc.	4,000	172,040

9

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.3% (Continued)	Shares	Value
Health Care — 11.1% (Continued)
Regeneron Pharmaceuticals, Inc. (a)	500	$302,590
Thermo Fisher Scientific, Inc.	900	514,197
UnitedHealth Group, Inc.	600	234,444
		8,102,840
Industrials — 14.1%
Caterpillar, Inc.	3,000	575,910
Deere & Company	2,000	670,140
Emerson Electric Company	6,500	612,300
General Dynamics Corporation	5,200	1,019,356
GXO Logistics, Inc. (a)	2,000	156,880
Honeywell International, Inc.	11,000	2,335,080
Lockheed Martin Corporation	7,000	2,415,700
Raytheon Technologies Corporation	13,500	1,160,460
TE Connectivity Ltd.	9,000	1,234,980
XPO Logistics, Inc. (a)	2,000	159,160
		10,339,966
Materials — 5.0%
Albemarle Corporation	4,500	985,365
Barrick Gold Corporation	14,000	252,700
Freeport-McMoRan, Inc.	25,000	813,250
Glencore plc - ADR (a)	20,000	188,200
International Paper Company	7,000	391,440
Linde plc	1,500	440,070
Mosaic Company (The)	6,000	214,320
Vulcan Materials Company	2,300	389,068
		3,674,413
Real Estate — 2.6%
Mid-America Apartment Communities, Inc.	10,000	1,867,500

Technology — 26.5%
Accenture plc - Class A	5,650	1,807,548
Apple, Inc.	18,350	2,596,525
ASML Holding N.V.	850	633,344
Mastercard, Inc. - Class A	2,000	695,360
Microsoft Corporation	10,000	2,819,200
NVIDIA Corporation	19,700	4,081,052
ON Semiconductor Corporation (a)	3,500	160,195
Palantir Technologies, Inc. - Class A (a)	10,000	240,400
PayPal Holdings, Inc. (a)	2,000	520,420
QUALCOMM, Inc.	6,000	773,880
S&P Global, Inc.	500	212,445
Skyworks Solutions, Inc.	10,000	1,647,800
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,000	669,900

10

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.3% (Continued)	Shares	Value
Technology — 26.5% (Continued)
Texas Instruments, Inc.	6,200	$1,191,702
Visa, Inc. - Class A	6,300	1,403,325
		19,453,096
Utilities — 1.7%
WEC Energy Group, Inc.	14,000	1,234,800

Total Common Stocks (Cost $27,340,764)		$72,052,487

MONEY MARKET FUNDS — 1.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,312,919)	1,312,919	$1,312,919

Total Investments at Value — 100.1%
(Cost $28,653,683)		$73,365,406

Liabilities in Excess of Other Assets — (0.1%)		(31,387)

Net Assets — 100.0%		$73,334,019

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

11

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 95.5%	Shares	Value
Consumer Discretionary — 6.3%
Dick’s Sporting Goods, Inc.	2,000	$239,540
Gildan Activewear, Inc.	13,400	489,234
Hasbro, Inc.	5,000	446,100
Kontoor Brands, Inc.	1,671	83,466
Macy’s, Inc.	5,000	113,000
NVR, Inc. (a)	135	647,201
Scotts Miracle-Gro Company (The)	2,000	292,720
Service Corporation International	14,000	843,640
Tempur Sealy International, Inc.	12,000	556,920
VF Corporation	3,000	200,970
		3,912,791
Consumer Staples — 4.0%
Bunge Ltd.	3,000	243,960
Celsius Holdings, Inc. (a)	12,000	1,081,080
Church & Dwight Company, Inc.	9,000	743,130
Energizer Holdings, Inc.	5,000	195,250
Glucose Health, Inc. (a)	20,000	51,200
Hain Celestial Group, Inc. (The) (a)	3,500	149,730
		2,464,350
Energy — 3.2%
Continental Resources, Inc.	7,000	323,050
Devon Energy Corporation	10,000	355,100
Enphase Energy, Inc. (a)	6,000	899,820
Marathon Oil Corporation	18,000	246,060
ONEOK, Inc.	2,500	144,975
		1,969,005
Financials — 18.4%
Alleghany Corporation (a)	1,190	743,048
American Financial Group, Inc.	8,600	1,082,138
Ares Management Corporation - Class A	6,500	479,895
Arthur J. Gallagher & Company	8,000	1,189,200
Berkley (W.R.) Corporation	11,175	817,787
Brown & Brown, Inc.	20,000	1,109,000
Carlyle Group, Inc. (The)	7,000	330,960
CME Group, Inc.	5,000	966,900
Intercontinental Exchange, Inc.	9,500	1,090,790
Morgan Stanley	8,565	833,460
Nasdaq, Inc.	8,500	1,640,670
Old Republic International Corporation	24,400	564,372
SEI Investments Company	5,500	326,150
Voya Financial, Inc.	4,000	245,560
		11,419,930

12

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.5% (Continued)	Shares	Value
Health Care — 17.9%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	$1,268,115
Bio-Techne Corporation	4,000	1,938,280
Centene Corporation (a)	6,000	373,860
Charles River Laboratories International, Inc. (a)	4,500	1,857,015
Chemed Corporation	3,000	1,395,360
Editas Medicine, Inc. (a)	2,000	82,160
Globus Medical, Inc. - Class A (a)	3,000	229,860
Laboratory Corporation of America Holdings (a)	2,574	724,427
Penumbra, Inc. (a)	2,500	666,250
ResMed, Inc.	1,200	316,260
Teleflex, Inc.	3,950	1,487,372
Waters Corporation (a)	2,000	714,600
		11,053,559
Industrials — 17.2%
AMETEK, Inc.	2,350	291,423
C.H. Robinson Worldwide, Inc.	4,000	348,000
ChargePoint Holdings, Inc. (a)	2,000	39,980
Donaldson Company, Inc.	13,000	746,330
Expeditors International of Washington, Inc.	8,000	953,040
Fastenal Company	18,000	928,980
Graco, Inc.	13,000	909,610
GXO Logistics, Inc. (a)	1,500	117,660
Jacobs Engineering Group, Inc.	8,475	1,123,192
L3Harris Technologies, Inc.	5,400	1,189,296
MasTec, Inc. (a)	5,700	491,796
MSC Industrial Direct Company, Inc. - Class A	6,000	481,140
National Instruments Corporation	12,000	470,760
nVent Electric plc	2,900	93,757
Pentair plc	2,900	210,627
Snap-on, Inc.	1,475	308,201
Teledyne Technologies, Inc. (a)	215	92,360
Waste Connections, Inc.	10,500	1,322,265
Woodward, Inc.	4,400	498,080
		10,616,497
Materials — 8.0%
Albemarle Corporation	6,700	1,467,099
Ashland Global Holdings, Inc.	6,000	534,720
Martin Marietta Materials, Inc.	3,000	1,025,040
Packaging Corporation of America	6,000	824,640
Steel Dynamics, Inc.	14,000	818,720
Valvoline, Inc.	9,236	287,978
		4,958,197

13

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.5% (Continued)	Shares	Value
Real Estate — 5.0%
Mid-America Apartment Communities, Inc.	15,000	$2,801,250
New Residential Investment Corporation	25,000	275,000
		3,076,250
Technology — 15.3%
Analog Devices, Inc.	3,671	614,819
ANSYS, Inc. (a)	3,500	1,191,575
Arrow Electronics, Inc. (a)	10,100	1,134,129
Broadridge Financial Solutions, Inc.	3,500	583,240
InterDigital, Inc.	2,500	169,550
Lam Research Corporation	1,075	611,836
Microchip Technology, Inc.	6,000	920,940
MicroStrategy, Inc. - Class A (a)	500	289,200
NVIDIA Corporation	10,400	2,154,464
Okta, Inc. (a)	3,500	830,690
Sprinklr, Inc. - Class A (a)	3,000	52,500
Xilinx, Inc.	6,000	905,940
		9,458,883
Utilities — 0.2%
UGI Corporation	3,038	129,480

Total Common Stocks (Cost $18,798,639)		$59,058,942

MONEY MARKET FUNDS — 4.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $2,718,086)	2,718,086	$2,718,086

Total Investments at Value — 99.9%
(Cost $21,516,725)		$61,777,028

Other Assets in Excess of Liabilities — 0.1% (c)		50,038

Net Assets — 100.0%		$61,827,066

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

14

THE GOVERNMENT STREET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

	The	The
	Government	Government
	Street	Street
	Equity	Mid-Cap
	Fund	Fund
ASSETS
Investments in securities:
At cost	$28,653,683	$21,516,725
At value (Note 2)	$73,365,406	$61,777,028
Dividends receivable	15,783	90,966
Receivable for capital shares sold	—	100
Other assets	13,200	12,363
TOTAL ASSETS	73,394,389	61,880,457

LIABILITIES
Distributions payable	2,476	—
Payable for capital shares redeemed	4,773	—
Accrued investment advisory fees (Note 4)	37,811	39,561
Payable to administrator (Note 4)	6,900	5,880
Other accrued expenses	8,410	7,950
TOTAL LIABILITIES	60,370	53,391

NET ASSETS	$73,334,019	$61,827,066

Net assets consists of:
Paid-in capital	$27,563,616	$20,962,833
Accumulated earnings	45,770,403	40,864,233
Net assets	$73,334,019	$61,827,066

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	706,049	1,606,169

Net asset value, offering price and redemption price per share (Note 2)	$103.87	$38.49

See accompanying notes to financial statements.

15

THE GOVERNMENT STREET FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2021 (Unaudited)

	The	The
	Government	Government
	Street	Street
	Equity	Mid-Cap
	Fund	Fund
INVESTMENT INCOME
Dividends	$550,339	$532,114
Foreign withholding taxes on dividends	(6,325)	(1,265)
TOTAL INVESTMENT INCOME	544,014	530,849

EXPENSES
Investment advisory fees (Note 4)	223,789	232,918
Administration fees (Note 4)	37,372	31,636
Account maintenance fees	11,832	10,292
Audit and tax services fees	8,710	8,710
Registration and filing fees	8,396	7,858
Trustees’ fees (Note 4)	7,500	7,500
Custodian and bank service fees	3,960	3,795
Compliance fees (Note 4)	3,503	3,503
Legal fees	2,978	2,978
Postage and supplies	2,341	2,203
Printing of shareholder reports	1,007	1,007
Other expenses	2,852	2,776
TOTAL EXPENSES	314,240	315,176

NET INVESTMENT INCOME	229,774	215,673

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	1,056,380	395,580
Net realized gains from in-kind redemptions (Note 2)	1,536,216	1,422,055
Net change in unrealized appreciation (depreciation) on investments	4,260,037	3,955,584
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,852,633	5,773,219

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,082,407	$5,988,892

See accompanying notes to financial statements.

16

THE GOVERNMENT STREET EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	Sept. 30, 2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$229,774	$458,505
Net realized gains from investments	1,056,380	6,239,187
Net realized gains from in-kind redemptions (Note 2)	1,536,216	1,972,527
Net change in unrealized appreciation (depreciation) on investments	4,260,037	18,331,665
Net increase in net assets resulting from operations	7,082,407	27,001,884

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,438,933)	(4,669,253)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	122,434	271,578
Net asset value of shares issued in reinvestment of distributions to shareholders	3,375,528	4,577,361
Payments for shares redeemed	(3,755,691)	(7,213,957)
Net decrease in net assets from capital share transactions	(257,729)	(2,365,018)

TOTAL INCREASE IN NET ASSETS	3,385,745	19,967,613

NET ASSETS
Beginning of period	69,948,274	49,980,661
End of period	$73,334,019	$69,948,274

CAPITAL SHARE ACTIVITY
Shares sold	1,155	3,063
Shares reinvested	32,750	51,915
Shares redeemed	(35,596)	(79,055)
Net decrease in shares outstanding	(1,691)	(24,077)
Shares outstanding, beginning of period	707,740	731,817
Shares outstanding, end of period	706,049	707,740

See accompanying notes to financial statements.

17

THE GOVERNMENT STREET MID-CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	Sept. 30, 2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$215,673	$161,401
Net realized gains from investments	395,580	3,140,103
Net realized gains from in-kind redemptions (Note 2)	1,422,055	686,630
Net change in unrealized appreciation (depreciation) on investments	3,955,584	18,189,473
Net increase in net assets resulting from operations	5,988,892	22,177,607

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,518,158)	(1,863,967)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	95,941	443,216
Net asset value of shares issued in reinvestment of distributions to shareholders	1,485,322	1,824,410
Payments for shares redeemed	(2,512,865)	(3,715,335)
Net decrease in net assets from capital share transactions	(931,602)	(1,447,709)

TOTAL INCREASE IN NET ASSETS	3,539,132	18,865,931

NET ASSETS
Beginning of period	58,287,934	39,422,003
End of period	$61,827,066	$58,287,934

CAPITAL SHARE ACTIVITY
Shares sold	2,450	16,139
Shares reinvested	38,873	57,068
Shares redeemed	(66,289)	(115,670)
Net decrease in shares outstanding	(24,966)	(42,463)
Shares outstanding, beginning of period	1,631,135	1,673,598
Shares outstanding, end of period	1,606,169	1,631,135

See accompanying notes to financial statements.

18

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months		Years Ended March 31,
	Ended
	Sept. 30,
	2021
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$98.83		$68.30	$73.37	$74.60	$67.08	$61.72

Income (loss) from investment operations:
Net investment income	0.34		0.64	0.80	0.69	0.66	0.68
Net realized and unrealized gains (losses) on investments and foreign currencies	9.72		36.33	(1.82)	3.37	9.32	6.76
Total from investment operations	10.06		36.97	(1.02)	4.06	9.98	7.44

Less distributions from:
Net investment income	(0.33)		(0.64)	(0.80)	(0.68)	(0.65)	(0.68)
Net realized gains	(4.69)		(5.80)	(3.25)	(4.61)	(1.81)	(1.40)
Total distributions	(5.02)		(6.44)	(4.05)	(5.29)	(2.46)	(2.08)

Net asset value at end of period	$103.87		$98.83	$68.30	$73.37	$74.60	$67.08

Total return (a)	10.22	% (b)	55.46%	(2.04%)	5.65%	15.08%	12.32%

Net assets at end of period (000’s)	$73,334		$69,948	$49,981	$56,180	$62,707	$65,407

Ratio of total expenses to average net assets	0.84	% (c)	0.86%	0.91%	0.89%	0.88%	0.87%

Ratio of net investment income to average net assets	0.62	% (c)	0.71%	1.01%	0.92%	0.90%	1.03%

Portfolio turnover rate	4	% (b)	17%	14%	9%	13%	20%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

19

THE GOVERNMENT STREET MID-CAP FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months		Years Ended March 31,
	Ended
	Sept. 30,
	2021
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$35.73		$23.56	$26.78	$26.64	$24.42	$21.95

Income (loss) from investment operations:
Net investment income	0.13		0.10	0.16	0.18	0.20	0.16
Net realized and unrealized gains (losses) on investments	3.59		13.19	(2.16)	0.90	3.32	3.36
Total from investment operations	3.72		13.29	(2.00)	1.08	3.52	3.52

Less distributions from:
Net investment income	—		(0.10)	(0.16)	(0.14)	(0.20)	(0.14)
Net realized gains	(0.96)		(1.02)	(1.06)	(0.80)	(1.10)	(0.91)
Total distributions	(0.96)		(1.12)	(1.22)	(0.94)	(1.30)	(1.05)

Net asset value at end of period	$38.49		$35.73	$23.56	$26.78	$26.64	$24.42

Total return (a)	10.44	% (b)	57.00%	(8.18%)	4.21%	14.67%	16.44%

Net assets at end of period (000’s)	$61,827		$58,288	$39,422	$46,293	$50,059	$48,540

Ratio of total expenses to average net assets	1.01	% (c)	1.07%	1.09%	1.08%	1.06%	1.07%

Ratio of net investment income to average net assets	0.69	% (c)	0.32%	0.57%	0.64%	0.78%	0.66%

Portfolio turnover rate	2	% (b)	13%	2%	6%	12%	14%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

20

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021(Unaudited)

1.	Organization

The Government Street Equity Fund and The Government Street Mid-Cap Fund (the “Funds”) are each a diversified, no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of The Government Street Equity Fund is to seek capital appreciation.

The investment objective of The Government Street Mid-Cap Fund is to seek capital appreciation.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security

21

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

or related securities, or a combination of these and other factors. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of September 30, 2021, by asset type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$72,052,487	$—	$—	$72,052,487
Money Market Funds	1,312,919	—	—	1,312,919
Total	$73,365,406	$—	$—	$73,365,406

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$59,058,942	$—	$—	$59,058,942
Money Market Funds	2,718,086	—	—	2,718,086
Total	$61,777,028	$—	$—	$61,777,028

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the six months ended September 30, 2021.

Foreign currency translation — Investment securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

22

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of investment securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities purchased, if any, are amortized using the interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund and declared and paid annually to shareholders of The Government Street Mid-Cap Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Dividends and distributions are recorded on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid during the periods ended September 30, 2021 and March 31, 2021 was as follows:

	Periods	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
The Government Street Equity Fund	09/30/21	$228,521	$3,210,412	$3,438,933
	03/31/21	$462,537	$4,207,840	$4,670,377
The Government Street Mid-Cap Fund	09/30/21	$145,037	$1,373,121	$1,518,158
	03/31/21	$178,349	$1,685,618	$1,863,967

23

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2021:

	The Government	The Government
	Street Equity	Street Mid-Cap
	Fund	Fund
Cost of portfolio investments	$28,653,683	$21,513,983
Gross unrealized appreciation	$44,989,757	$40,565,619
Gross unrealized depreciation	(278,034)	(302,574)
Net unrealized appreciation	44,711,723	40,263,045
Accumulated ordinary income	4,828	205,791
Other gains	1,056,328	395,397
Distributions payable	(2,476)	—
Total accumulated earnings	$45,770,403	$40,864,233

24

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for The Government Street Mid-Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to adjustments to basis for grantor trusts.

During the six months ended September 30, 2021, The Government Street Equity Fund and The Government Street Mid-Cap Fund realized $1,536,216 and $1,422,055, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by the Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these gains against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2021:

	The Government	The Government
	Street Equity	Street Mid-Cap
	Fund	Fund

Purchases of investment securities	$2,761,830	$893,276
Proceeds from sales of investment securities	$6,098,919	$3,522,566

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Leavell Investment Management, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of 0.60% of its average daily net assets up to $100 million

25

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

and 0.50% of such assets in excess of $100 million. The Government Street Mid-Cap Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Certain officers of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $24,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust pays its proportionate share of such fees.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and

26

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of September 30, 2021, The Government Street Equity Fund had 26.5% of the value of its net assets invested in common stocks within the Technology sector.

7.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

27

THE GOVERNMENT STREET FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment returns of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 through September 30, 2021).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

28

THE GOVERNMENT STREET FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)
(Continued)

More information about the Funds’ expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	April 1, 2021	Sept. 30, 2021	Ratio(a)	Period(b)
The Government Street Equity Fund
Based on Actual Fund Return	$1,000.00	$1,102.20	0.84%	$4.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.86	0.84%	$4.26

The Government Street Mid-Cap Fund
Based on Actual Fund Return	$1,000.00	$1,104.40	1.01%	$5.33
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	1.01%	$5.11

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

29

THE GOVERNMENT STREET FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1125, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1125 or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-866-738-1125. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

30

THE GOVERNMENT STREET FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Risk Committee, which includes representatives from Leavell Investment Management, Inc., the Funds’ investment adviser, and Ultimus Fund Solutions, LLC, the Funds’ Administrator. The Liquidity Risk Committee is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Committee updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended May 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations from June 1, 2020 through May 31, 2021 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on August 17, 2021. During the Review Period, which covered periods of market volatility related to the COVID-19 pandemic and measures taken to mitigate the impact of the pandemic, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

31

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The Government Street Funds

No-Load Mutual Funds

Investment Adviser
Leavell Investment Management, Inc.
210 St. Joseph Street
Mobile, AL 36602

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246-0707
1-866-738-1125

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N Water Street,
Suite 830
Milwaukee, WI 53202

Board of Trustees
Robert S. Harris, Ph.D., Chairman
John P. Ackerly, IV
John T. Bruce
George K. Jennison
Harris V. Morrissette
Elizabeth W. Robertson

Portfolio Manager
Thomas W. Leavell,
The Government Street Equity Fund
The Government Street Mid-Cap Fund

Government Street-SAR-21

THE
JAMESTOWN
EQUITY FUND

No-Load Fund

SEMI-ANNUAL REPORT

September 30, 2021
(Unaudited)

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
Richmond, Virginia

LETTER TO SHAREHOLDERS	October 26, 2021

For the six-month period ended September 30, 2021, The Jamestown Equity Fund rose 8.75% compared to 9.18% for the S&P 500® Index. During the trailing twelve months, The Jamestown Equity Fund rose 32.73%, while the S&P 500® Index increased 30.00% as both sector and security selection drove the Fund’s relative outperformance.

At the end of September, the greatest sector overweights in the portfolio, relative to benchmark weightings, were in the Financials and Communications sectors. The largest sector underweights in the Fund were in the Technology and Consumer Staples sectors. As of September 30, the Fund had a small 0.93% allocation to cash.

After a couple of quarters where re-opening and value-oriented equities outperformed, over the past six months investors have rotated back to the large capitalization growth-oriented equities that outperformed during the early part of the equity market recovery from COVID-19. Economic growth slowed around the globe in the third calendar quarter, largely due to concerns about the Delta variant and the significant supply chain issues around the world. Supply chain problems and shortages of materials and labor (especially in the U.S. service sector) are pervasive, and the resulting increase in inflation is no longer looking as transitory as the Federal Reserve once hoped. It has become apparent that it will likely take well into 2022 to solve many of these supply chain issues, which will benefit some companies and challenge others. Our view remains that demand will stay above average for the foreseeable future as the consumer has built substantial savings, is reliably spendthrift and the credit picture is good if not great. We simply need some of these supply chain dominos to fall into place, and economic growth will at least be adequate.

The Federal Reserve has maintained their very accommodative monetary stance, but they are almost certain to begin reducing their monthly bond purchases starting in November. Markets are beginning to factor in that the tapering of the bond purchases will continue, and the Federal Reserve is likely to start raising short term interest rates later in 2022 or early 2023. Given this backdrop, interest rates began to push higher again, with the 10-year Treasury yield closing the September quarter at just below 1.5%. Yields have a complicated Goldilocks relationship with the equity markets. We judge we’re in the ‘just right’ range, but that range is probably lower and narrower than in the past, perhaps even the recent past.

The opinions expressed are those of Lowe, Brockenbrough & Co. The opinions referenced are as of the date of publication and are subject to change due to changes in the market of economic conditions and may not necessarily come to pass. Forward looking statements cannot be guaranteed.

Lowe, Brockenbrough & Co. is an investment adviser registered with the U.S. Securities and Exchange Commission. Registration does not imply a certain level of skill or training. More information about Lowe, Brockenbrough & Co.’s investment advisory services and fees can be found in its Form ADV Part 2, which is available upon request.

1

THE JAMESTOWN EQUITY FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
The Jamestown Equity Fund
and the S&P 500® Index

	Average Annual Total Returns
	(for periods ended September 30, 2021)
	1 Year	5 Years	10 Years
The Jamestown Equity Fund (a)	32.73%	16.47%	14.87%
S&P 500® Index	30.00%	16.90%	16.63%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

THE JAMESTOWN EQUITY FUND
PORTFOLIO INFORMATION
September 30, 2021 (Unaudited)

Asset Allocation (% of Net Assets)

% of
Ten Largest Equity Holdings	Net Assets
Apple, Inc.	5.3%
Alphabet, Inc. - Class A and C	5.3%
Microsoft Corporation	4.6%
Amazon.com, Inc.	3.9%
Facebook, Inc. - Class A	3.8%
JPMorgan Chase & Company	3.0%
Vanguard Information Technology ETF	2.9%
Morgan Stanley	2.7%
Goldman Sachs Group, Inc. (The)	2.5%
Truist Financial Corporation	2.4%

Sector Concentration vs. the S&P 500® Index

3

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS — 89.3%	Shares	Value
Communications — 14.5%
Alphabet, Inc. - Class A (a)	500	$1,336,760
Alphabet, Inc. - Class C (a)	500	1,332,655
Booking Holdings, Inc. (a)	450	1,068,241
Comcast Corporation - Class A	16,000	894,880
Facebook, Inc. - Class A (a)	5,600	1,900,584
Walt Disney Company (The) (a)	4,550	769,724
		7,302,844
Consumer Discretionary — 8.8%
Amazon.com, Inc. (a)	600	1,971,024
Home Depot, Inc. (The)	2,400	787,824
Lowe’s Companies, Inc.	4,695	952,428
TJX Companies, Inc. (The)	11,000	725,780
		4,437,056
Consumer Staples — 4.6%
PepsiCo, Inc.	5,200	782,132
Target Corporation	4,960	1,134,699
Walmart, Inc.	3,000	418,140
		2,334,971
Energy — 2.4%
Chevron Corporation	7,700	781,165
TotalEnergies SE - ADR	9,500	455,335
		1,236,500
Financials — 15.6%
Ameriprise Financial, Inc.	4,250	1,122,510
Chubb Ltd.	2,500	433,700
Goldman Sachs Group, Inc. (The)	3,300	1,247,499
JPMorgan Chase & Company	9,200	1,505,948
Morgan Stanley	14,000	1,362,340
PNC Financial Services Group, Inc. (The)	5,200	1,017,328
Truist Financial Corporation	20,625	1,209,656
		7,898,981
Health Care — 11.9%
Amgen, Inc.	1,800	382,770
Anthem, Inc.	2,000	745,600
CVS Health Corporation	10,800	916,488
Johnson & Johnson	4,465	721,097
Merck & Company, Inc.	9,500	713,545
Organon & Company	950	31,151
Pfizer, Inc.	14,500	623,645
Thermo Fisher Scientific, Inc.	1,900	1,085,527
UnitedHealth Group, Inc.	2,000	781,480
		6,001,303

4

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.3% (Continued)	Shares	Value
Industrials — 10.1%
Eaton Corporation plc	7,300	$1,089,963
Lockheed Martin Corporation	1,000	345,100
Norfolk Southern Corporation	3,700	885,225
Raytheon Technologies Corporation	5,800	498,568
Southwest Airlines Company (a)	15,540	799,222
Trane Technologies plc	4,300	742,395
United Parcel Service, Inc. - Class B	4,000	728,400
		5,088,873
Materials — 1.4%
Eastman Chemical Company	7,000	705,180

Real Estate — 1.3%
American Tower Corporation	2,400	636,984

Technology — 18.7%
Apple, Inc.	19,000	2,688,500
Applied Materials, Inc.	6,245	803,919
Broadcom, Inc.	1,400	678,902
Cisco Systems, Inc.	19,500	1,061,385
Microsoft Corporation	8,200	2,311,744
Oracle Corporation	11,500	1,001,995
Visa, Inc. - Class A	4,000	891,000
		9,437,445

Total Common Stocks (Cost $17,753,796)		$45,080,137

EXCHANGE-TRADED FUNDS — 9.9%	Shares	Value
Communication Services Select Sector SPDR Fund	4,500	$360,495
Consumer Staples Select Sector SPDR Fund	9,500	653,980
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	7,380	493,353
iShares Expanded Tech-Software Sector ETF (a)	2,700	1,077,678
iShares Semiconductor ETF	1,700	757,979
Vanguard Information Technology ETF	3,700	1,484,773
Vanguard S&P 500 ETF	350	138,040
Total Exchange-Traded Funds (Cost $2,556,251)		$4,966,298

5

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.9%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (b) (Cost $468,133)	468,133	$468,133

Total Investments at Value — 100.1%
(Cost $20,778,180)		$50,514,568

Liabilities in Excess of Other Assets — (0.1%)		(44,523)

Net Assets — 100.0%		$50,470,045

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

6

THE JAMESTOWN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

ASSETS
Investments in securities:
At cost	$20,778,180
At value (Note 2)	$50,514,568
Dividends receivable	26,547
Other assets	11,340
TOTAL ASSETS	50,552,455

LIABILITIES
Distributions payable	4,669
Payable for capital shares redeemed	35,822
Accrued investment advisory fees (Note 4)	30,639
Payable to administrator (Note 4)	6,000
Other accrued expenses	5,280
TOTAL LIABILITIES	82,410

NET ASSETS	$50,470,045

Net assets consist of:
Paid-in capital	$19,683,297
Accumulated earnings	30,786,748
Net assets	$50,470,045

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,627,361

Net asset value, offering price and redemption price per share (Note 2)	$31.01

See accompanying notes to financial statements.

7

THE JAMESTOWN EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$375,653
Foreign withholding taxes on dividends	(2,602)
TOTAL INVESTMENT INCOME	373,051

EXPENSES
Investment advisory fees (Note 4)	166,060
Administration fees (Note 4)	30,000
Audit and tax services fees	8,710
Trustees’ fees (Note 4)	7,500
Registration and filing fees	7,254
Compliance service fees (Note 4)	6,000
Custodian and bank service fees	4,398
Postage and supplies	3,103
Legal fees	2,978
Account maintenance fees	2,353
Printing of shareholder reports	1,653
Insurance expense	651
Pricing costs	309
Other expenses	2,805
TOTAL EXPENSES	243,774
Fees voluntarily waived by the Adviser (Note 4)	(1,071)
NET EXPENSES	242,703

NET INVESTMENT INCOME	130,348

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	1,115,788
Net change in unrealized appreciation (depreciation) on investments	2,900,472
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,016,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,146,608

See accompanying notes to financial statements.

8

THE JAMESTOWN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	Sept. 30,	Ended
	2021	March 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$130,348	$282,140
Net realized gains on investment transactions	1,115,788	1,585,087
Net change in unrealized appreciation (depreciation) on investments	2,900,472	16,297,627
Net increase in net assets resulting from operations	4,146,608	18,164,854

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(782,177)	(2,137,346)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	202,169	652,616
Net asset value of shares issued in reinvestment of distributions to shareholders	726,999	1,984,995
Payments for shares redeemed	(1,222,863)	(2,327,927)
Net increase (decrease) in net assets from capital share transactions	(293,695)	309,684

TOTAL INCREASE IN NET ASSETS	3,070,736	16,337,192

NET ASSETS
Beginning of period	47,399,309	31,062,117
End of period	$50,470,045	$47,399,309

CAPITAL SHARE ACTIVITY
Shares sold	6,634	25,392
Shares reinvested	23,562	81,726
Shares redeemed	(39,324)	(98,486)
Net increase (decrease) in shares outstanding	(9,128)	8,632
Shares outstanding, beginning of period	1,636,489	1,627,857
Shares outstanding, end of period	1,627,361	1,636,489

See accompanying notes to financial statements.

9

THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended
	Sept. 30,		Years Ended March 31,
	2021
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$28.96		$19.08	$21.79	$22.10	$20.89	$19.57

Income (loss) from investment operations:
Net investment income (a)	0.08		0.17	0.22	0.24	0.19	0.19
Net realized and unrealized gains (losses) on investments	2.45		11.05	(1.35)	1.10	2.51	2.12
Total from investment operations	2.53		11.22	(1.13)	1.34	2.70	2.31

Less distributions from:
Net investment income	(0.08)		(0.18)	(0.22)	(0.24)	(0.19)	(0.20)
Net realized gains	(0.40)		(1.16)	(1.36)	(1.41)	(1.30)	(0.79)
Total distributions	(0.48)		(1.34)	(1.58)	(1.65)	(1.49)	(0.99)

Net asset value at end of period	$31.01		$28.96	$19.08	$21.79	$22.10	$20.89

Total return (b)	8.75	% (c)	60.23%	(6.17%)	6.40%	13.35%	12.14%

Net assets at end of period (000’s)	$50,470		$47,399	$31,062	$36,658	$37,570	$37,460

Ratio of total expenses to average net assets (d)	0.95	% (e)	1.05%	1.08%	1.03%	1.03%	1.03%

Ratio of net expenses to average net assets (d)(f)	0.95	% (e)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets (a)(d)(f)	0.51	% (e)	0.70%	0.96%	1.10%	0.87%	0.96%

Portfolio turnover rate	4	% (c)	10%	18%	18%	18%	27%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests. Ratios were also determined based on net expenses after expense reimbursements through a previous directed brokerage arrangement.

(e)	Annualized.

(f)	Ratio was determined after voluntary advisory fee waivers by the Adviser and reimbursed expenses (Note 4).

See accompanying notes to financial statements.

10

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Unaudited)

1.	Organization

The Jamestown Equity Fund (the “Fund”) is a diversified, no-load series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of the Fund is long-term growth of capital.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation — The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

11

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of September 30, 2021, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,080,137	$—	$—	$45,080,137
Exchange-Traded Funds	4,966,298	—	—	4,966,298
Money Market Funds	468,133	—	—	468,133
Total	$50,514,568	$—	$—	$50,514,568

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the six months ended September 30, 2021.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends received by the Fund have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended September 30, 2021 and March 31, 2021 was as follows:

Periods	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
9/30/2021	$137,586	$644,591	$782,177
3/31/2021	$390,903	$1,746,789	$2,137,692

12

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings at September 30, 2021 was as follows:

Tax cost of portfolio investments	$20,842,022
Gross unrealized appreciation	$29,713,790
Gross unrealized depreciation	(41,244)
Net unrealized appreciation	29,672,546
Accumulated ordinary income	3,300
Other gains	1,115,571
Distributions payable	(4,669)
Accumulated earnings	$30,786,748

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

13

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally three years) of the Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2021:

Purchase of investment securities	$2,014,174
Proceeds from sales of investment securities	$2,303,348

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Lowe, Brockenbrough & Company, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of 0.65% of its average daily net assets up to $500 million and 0.55% of such assets in excess of $500 million. Certain officers of the Trust are also officers of the Adviser.

During the six months ended September 30, 2021, the Adviser voluntarily limited the total annual operating expenses of the Fund to 0.95% of average daily net assets; accordingly, the Adviser voluntarily waived $1,071 of its investment advisory fees during the six months ended September 30, 2021. This amount is not subject to recapture in future periods.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

14

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus received from the Trust an annual retainer of $24,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust pays its proportionate share of such fees.

5.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

THE JAMESTOWN EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 through September 30, 2021).

The table below illustrates the Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Fund’s actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

16

THE JAMESTOWN EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

		Ending
	Beginning	Account Value	Net	Expenses
	Account Value	September 30,	Expense	Paid During
	April 1, 2021	2021	Ratio(a)	Period(b)
Based on Actual Fund Return	$1,000.00	$1,087.50	0.95%	$4.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.31	0.95%	$4.81

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-866-738-1126. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

17

THE JAMESTOWN EQUITY FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees approved the appointment of a Liquidity Risk Committee, which includes representatives from Lowe, Brockenbrough & Company, the Fund’s investment adviser, and Ultimus Fund Solutions, LLC, the Funds’ Administrator. The Liquidity Risk Committee is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Committee updated its assessment of the Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended May 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations from June 1, 2020 through May 31, 2021 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on August 17, 2021. During the Review Period, which covered periods of market volatility related to the COVID-19 pandemic and measures taken to mitigate the impact of the pandemic, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

18

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THE JAMESTOWN EQUITY FUND

www.jamestownfunds.com

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
1802 Bayberry Court
Suite 400
Richmond, Virginia 23226

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(Toll-Free) 1-866-738-1126

Independent Registered

Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
John P. Ackerly, IV
John T. Bruce
George K. Jennison
Robert S. Harris, Ph.D.
Harris V. Morrissette
Elizabeth W. Robertson

Jamestown-SAR-21

(b)       Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Schedule filed with Item 1

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Governance, Nominating, Compensation and QLCC Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David James
David James, Secretary

Date	November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(Cantor FBP Equity & Dividend Plus Fund and Cantor FBP Appreciation & Income Opportunities Fund)

Date	November 29, 2021

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund and The Government Street Mid-Cap Fund)

Date	November 29, 2021

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	November 29, 2021

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and the Davenport Balanced Income Fund)

Date	November 29, 2021

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	November 29, 2021

* Print the name and title of each signing officer under his or her signature.